UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05085

Capital Income Builder

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Michael W. Stockton

Capital Income Builder

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Income Builder®

Semi-annual report for the six months ended April 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

Capital Income Builder seeks to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and to provide you with a growing stream of income over the years. The fund’s secondary objective is to provide you with growth of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended March 31, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	1.51%	5.90%	3.60%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.60% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of May 31, 2017, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.83%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the United States may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Equity markets rose sharply over the first half of Capital Income Builder’s fiscal year, as strong economic data boosted investor sentiment. However, more defensive, dividend-paying sectors generally lagged due to a rotation into more cyclical industries. For the six months ended April 30, 2017, the fund achieved a total return of 6.77%, with all dividends reinvested. By way of comparison, the MSCI ACWI (All Country World Index), a measure of returns for stock markets in 46 countries, rose 11.76%. Meanwhile, Bloomberg Barclays U.S. Aggregate Index, a broad measure of U.S. fixed income markets, lost 0.67%. The fund’s peer group, as measured by the Lipper Global Equity Income Funds Average, gained 9.11% for the period.

Dividend income

The fund paid regular dividends of 50 cents per share in December 2016 and March 2017. In addition, a special dividend of 3 cents per share was paid in December. The fund strives to grow its dividend and provide a special dividend each fiscal year, though its ability to do so is dependent on market conditions. Capital Income Builder recorded a 12-month yield of 3.37% as of April 30, 2017, greater than that of the Lipper Global Equity Income Funds Average (2.65%), MSCI ACWI (2.41%) and Bloomberg Barclays U.S. Aggregate Index (2.53%).

The current environment

Global equity markets rallied over this period. Strong U.S. economic data and signs of recovery in the European economy boosted investor sentiment. All sectors rose. Financials sector stocks experienced the largest gains, benefiting from higher interest rates and hopes that U.S. financial regulations would be loosened. Information technology also outpaced the broader market, driven by strong financial results from companies like Apple, Amazon and Microsoft. Solid economic news boosted industrials stocks. In contrast, energy companies lagged. Although oil prices initially rebounded after OPEC agreed to cut production in December, they subsequently retreated on concerns about oversupply. Economic optimism lifted cyclical industries and weighed on more defensive, higher yielding sectors such as consumer staples, telecommunications and utilities. Because of the fund’s income objective, it concentrates on higher yielding stocks and, therefore, may lag in periods when investor sentiment strongly favors more cyclical areas.

U.S. stocks rose, with the Dow Jones Industrial Average surpassing 20000 for the first time. The U.S. Federal Reserve twice hiked its key rate by a quarter of a percentage point, as central bank officials expressed confidence in the U.S. economy. Mergers-and-acquisitions activity remained strong. British American Tobacco agreed to take control of Reynolds American for nearly $50 billion.

Capital Income Builder	1

Results at a glance

For periods ended April 30, 2017, with all distributions reinvested

	Cumulative
	total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 7/30/87)

Capital Income Builder (Class A shares)	6.77%	7.62%	7.20%	3.98%	9.27%
MSCI ACWI (All Country World Index)[1,2]	11.76%	15.14%	8.96	3.71	6.87
Bloomberg Barclays U.S. Aggregate Index[2]	-0.67	0.83	2.27	4.30	6.46
70%/30% MSCI ACWI/Bloomberg Barclays Index[1,2,3]	7.91	10.70	7.05	4.21	7.02
Lipper Global Equity Income Funds Average[4]	9.11	10.18	7.47	2.61	—

[1]	From July 30, 1987, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	The 70%/30% MSCI ACWI/Bloomberg Barclays Index blends the MSCI ACWI with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 70% and 30%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

European equities advanced as the outlook for the European economy improved and fears of deflation receded. The European Central Bank (ECB) refrained from tightening monetary policy despite the fact that inflation reached its 2% target in February. Emerging markets stocks rebounded amid a recovery in some metals prices and greater confidence in China’s economy.

Higher interest rates weighed on the U.S. bond market. Treasuries lost ground, while investment-grade (BBB/Baa and above) corporate bonds rose slightly. European government bond yields generally moved higher as investors speculated that the ECB might pare back stimulus.

A look at the portfolio

As of April 30, consumer staples was the single biggest sector among the fund’s equity holdings, comprising 12.3% of total assets. Financials followed at 10.8%. Investments in U.S. equities represented 38.4% of the fund’s overall holdings, while non-U.S. equities made up 40.0%.

2	Capital Income Builder

In share-price terms, eight of the fund’s 10 largest holdings registered positive returns over the period. Drug companies AbbVie and Novartis benefited from better-than-expected first-quarter earnings. Tobacco firms Altria, Philip Morris International and Imperial Brands gained on solid financial results and speculation about potential mergers-and-acquisitions activity in the tobacco industry. Insurance company Sampo and Crown Castle, a real estate investment trust, also advanced, as did energy firm Shell. In contrast, shares of U.K. utility National Grid slipped on concerns about government proposals to cap energy prices, while telecommunications company Verizon fell due to weak earnings.

Overall, the fund’s fixed income portfolio produced positive returns, helped by its exposure to high-yield and shorter duration relative to the Bloomberg Barclays U.S. Aggregate Index. Holdings consist primarily of government, corporate and mortgage-backed securities.

The road ahead

Although the U.S. economy is generally healthy, we are mindful of potential political risk, especially in relation to trade policy, that might cloud the outlook. In periods of volatility, the fund’s fixed income exposure can be a valuable source of stability. On the whole, U.S. equity valuations appear high; consequently, the fund has used its geographic flexibility to identify more opportunities in Europe, where valuations are generally more appealing. We expect that the Fed will continue increasing its key rate at a moderate pace over the next year. Although rising bond yields can be challenging for high-dividend-paying stocks, they also allow the fund to generate more income from its fixed income portfolio. In addition, the fund has invested in dividend-paying companies in sectors not traditionally associated with dividends, such as information technology and biotechnology, which tend to be less interest rate-sensitive. We thank you for investing in Capital Income Builder, and we look forward to reporting to you again in six months.

Cordially,

James B. Lovelace Vice Chairman of the Board	Joyce Gordon President

June 7, 2017

For current information about the fund, visit americanfunds.com.

Capital Income Builder	3

Summary investment portfolio April 30, 2017	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	54.52%
United Kingdom	15.47
Euro zone*	8.39
Canada	4.28
Switzerland	3.78
Hong Kong	2.20
Taiwan	1.43
Singapore	1.37
Australia	1.30
Other countries	3.60
Short-term securities & other assets less liabilities	3.66
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.

Common stocks 77.96%	Shares	Value (000)
Consumer staples 12.28%
Philip Morris International Inc.	25,602,931	$2,837,829
Altria Group, Inc.	29,110,848	2,089,577
Imperial Brands PLC	35,706,552	1,749,066
Coca-Cola Co.	32,775,700	1,414,272
British American Tobacco PLC	17,554,676	1,185,725
Reynolds American Inc.	16,221,257	1,046,271
Nestlé SA	11,163,110	859,952
Other securities		1,539,107
		12,721,799

Financials 10.79%
Sampo Oyj, Class A1	32,886,178	1,575,850
Zurich Insurance Group AG	2,858,336	791,141
BNP Paribas SA	10,774,305	760,287
Lloyds Banking Group PLC	646,344,567	579,305
HSBC Holdings PLC (GBP denominated)	40,787,341	336,249
HSBC Holdings PLC (HKD denominated)	26,313,442	217,352

4	Capital Income Builder

	Shares	Value (000)
JPMorgan Chase & Co.	5,953,100	$517,920
Principal Financial Group, Inc.	7,662,000	499,026
Toronto-Dominion Bank (CAD denominated)	9,820,500	462,086
Other securities		5,437,941
		11,177,157

Utilities 8.28%
National Grid PLC	120,991,099	1,567,077
SSE PLC[1]	73,273,615	1,320,114
Dominion Resources, Inc.	13,691,888	1,060,163
Iberdrola, SA, non-registered shares	109,633,364	788,435
EDP - Energias de Portugal, SA1	215,204,377	710,299
Duke Energy Corp.	8,027,809	662,294
Southern Co.	10,925,000	544,065
Other securities		1,933,357
		8,585,804

Health care 7.48%
AbbVie Inc.	32,837,000	2,165,272
Novartis AG	19,111,743	1,470,356
Amgen Inc.	7,557,730	1,234,329
GlaxoSmithKline PLC	35,244,100	707,546
AstraZeneca PLC	6,729,448	404,204
AstraZeneca PLC (ADR)	4,097,700	123,955
Pfizer Inc.	14,435,150	489,640
Other securities		1,159,287
		7,754,589

Energy 7.25%
Royal Dutch Shell PLC, Class B	45,743,223	1,216,037
Royal Dutch Shell PLC, Class A	17,100,647	443,529
Royal Dutch Shell PLC, Class B (ADR)	2,625,000	142,065
Royal Dutch Shell PLC, Class A (ADR)	64,249	3,353
Exxon Mobil Corp.	14,574,300	1,189,992
Chevron Corp.	7,232,200	771,676
Enbridge Inc. (CAD denominated)	11,975,943	496,391
TOTAL SA	9,134,225	469,337
Other securities		2,776,944
		7,509,324

Telecommunication services 7.20%
Verizon Communications Inc.	45,309,438	2,080,156
Singapore Telecommunications Ltd.	378,429,631	1,013,010
Vodafone Group PLC	392,383,564	1,011,602
AT&T Inc.	23,987,710	950,633
Other securities		2,403,641
		7,459,042

Industrials 5.89%
Lockheed Martin Corp.	5,081,374	1,369,176
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	50,125,085	881,810
General Electric Co.	26,141,000	757,827
Boeing Co.	4,015,500	742,185

Capital Income Builder	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
BAE Systems PLC	60,272,900	$489,470
Other securities		1,860,317
		6,100,785

Information technology 5.67%
Taiwan Semiconductor Manufacturing Co., Ltd.	180,035,000	1,160,611
Intel Corp.	22,647,100	818,693
International Business Machines Corp.	4,102,134	657,531
Microsoft Corp.	8,896,400	609,048
Broadcom Ltd.	2,479,100	547,410
Other securities		2,079,734
		5,873,027

Consumer discretionary 4.40%
Las Vegas Sands Corp.	15,890,700	937,392
McDonald’s Corp.	3,334,700	466,625
Other securities		3,151,462
		4,555,479

Real estate 4.24%
Crown Castle International Corp. REIT	15,726,143	1,487,693
Link REIT	68,249,396	490,921
Other securities		2,412,358
		4,390,972

Materials 1.75%
Amcor Ltd.	40,595,871	477,555
Other securities		1,340,779
		1,818,334

Miscellaneous 2.73%
Other common stocks in initial period of acquisition		2,828,496

Total common stocks (cost: $71,480,737,000)		80,774,808

Preferred securities 0.01%
Financials 0.01%
Other securities		13,515

Total preferred securities (cost: $17,994,000)		13,515

Convertible stocks 0.49%
Utilities 0.19%
Dominion Resources, Inc., convertible preferred, Series A, units	3,968,702	200,428

Other 0.19%
Other securities		192,716

6	Capital Income Builder

	Shares	Value (000)
Miscellaneous 0.11%
Other convertible stocks in initial period of acquisition		$115,280

Total convertible stocks (cost: $471,745,000)		508,424

Bonds, notes & other debt instruments 17.88%	Principal amount (000)
U.S. Treasury bonds & notes 7.57%
U.S. Treasury 6.92%
U.S. Treasury 1.875% 2022	$784,974	787,148
U.S. Treasury 0.75%–8.88% 2017–2046[3]	5,774,555	6,382,421
		7,169,569

U.S. Treasury inflation-protected securities 0.65%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2020–2044[4]	627,029	679,340

Total U.S. Treasury bonds & notes		7,848,909

Corporate bonds & notes 6.47%
Energy 1.22%
Exxon Mobil Corp. 2.222% 2021	7,750	7,807
Royal Dutch Shell PLC 1.75%–3.75% 2021–2046	25,560	24,770
Shell International Finance BV 1.88%–4.00% 2021–2046	18,130	17,809
Other securities		1,210,631
		1,261,017

Health care 0.93%
AbbVie Inc. 2.30%–4.45% 2020–2046	91,130	90,436
Amgen Inc. 1.85%–2.60% 2021–2026	17,410	16,672
Novartis AG 3.10%–5.13% 2019–2027	17,500	18,416
Other securities		836,492
		962,016

Telecommunication services 0.64%
Verizon Communications Inc. 2.95%–4.86% 2022–2048[2]	26,390	25,178
Other securities		641,770
		666,948

Utilities 0.60%
Dominion Resources, Inc. 1.88%–2.75% 2018–2022[2]	13,616	13,599
Virginia Electric and Power Co. 2.75%–3.45% 2023–2026	10,463	10,494
Other securities		598,990
		623,083

Consumer staples 0.34%
Altria Group, Inc. 2.63%–9.25% 2019–2046	33,614	34,375
Philip Morris International Inc. 2.00%–4.25% 2020–2044	26,690	26,742
Reynolds American Inc. 2.30%–6.15% 2018–2045	72,200	79,947
Other securities		209,126
		350,190

Industrials 0.32%
Lockheed Martin Corp. 1.85%–4.70% 2018–2046	35,905	37,501
Other securities		294,953
		332,454

Capital Income Builder	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Real estate 0.26%
Crown Castle International Corp. 2.25%–4.88% 2021–2022	$5,050	$4,986
Other securities		262,144
		267,130

Other corporate bonds & notes 2.16%
Other securities		2,241,302

Total corporate bonds & notes		6,704,140

Mortgage-backed obligations 2.98%
Fannie Mae 0%–7.50% 2020–2056[5,6,7]	1,330,712	1,410,404
Freddie Mac 0%–6.50% 2019–2050[5,6,7]	1,113,107	1,165,814
Other securities		512,522
		3,088,740

Federal agency bonds & notes 0.13%
Fannie Mae 1.25%–2.13% 2021–2026	67,730	65,809
Freddie Mac 1.00%–5.50% 2017	64,400	65,091
Other securities		3,184
		134,084

Other bonds & notes 0.73%
Other securities		749,688

Total bonds, notes & other debt instruments (cost: $18,293,790,000)		18,525,561

Short-term securities 3.12%
Coca-Cola Co. 0.89% due 6/15/2017[2]	10,400	10,389
ExxonMobil Corp. 0.72%–0.83% due 5/2/2017–5/8/2017	76,400	76,387
Federal Home Loan Bank 0.55%–0.86% due 5/9/2017–7/28/2017	1,299,000	1,297,774
Freddie Mac 0.50% due 5/15/2017	50,000	49,987
U.S. Treasury Bills 0.79%–0.92% due 7/6/2017–10/12/2017	365,400	364,550
Other securities		1,428,496

Total short-term securities (cost: $3,227,577,000)		3,227,583
Total investment securities 99.46% (cost: $93,491,843,000)		103,049,891
Other assets less liabilities 0.54%		558,122

Net assets 100.00%		$103,608,013

8	Capital Income Builder

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $26,087,000, which represented .03% of the net assets of the fund. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $41,817,000, which represented .04% of the net assets of the fund.

Forward currency contracts

				Unrealized
				(depreciation)
Contract amount				appreciation
Purchases	Sales		Settlement	at 4/30/2017
(000)	(000)	Counterparty	date	(000)
USD301,476	GBP235,000	Goldman Sachs	5/22/2017	$(3,112)
USD204,752	GBP160,000	Citibank	5/23/2017	(2,633)
USD25,675	GBP20,050	Bank of America, N.A.	5/25/2017	(315)
USD166,442	EUR153,469	Citibank	5/25/2017	(969)
USD14,236	GBP11,125	JPMorgan Chase	5/26/2017	(185)
USD127,602	GBP102,582	JPMorgan Chase	6/12/2017	(5,439)
USD20,703	NZD29,616	Bank of America, N.A.	6/19/2017	396
				$(12,257)

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended April 30, 2017, appear below.

	Beginning			Ending
	shares or			shares or
	principal			principal
	amount	Additions	Reductions	amount
Sampo Oyj, Class A	29,229,310	3,656,868	—	32,886,178
SSE PLC	78,291,002	365,000	5,382,387	73,273,615
Abertis Infraestructuras, SA, Class A, non-registered shares	47,468,263	2,877,000	220,178	50,125,085
EDP - Energias de Portugal, SA	242,838,428	49,675,569	77,309,620	215,204,377
Gaming and Leisure Properties, Inc. REIT	10,159,257	2,769,400	—	12,928,657
Gaming and Leisure Properties, Inc. 5.375% 2026	$3,780,000	$550,000	—	$4,330,000
Gaming and Leisure Properties, Inc. 4.375% 2021	$550,000	—	—	$550,000
Six Flags Entertainment Corp.	6,160,400	1,204,158	1,187,000	6,177,558
VTech Holdings Ltd.	20,089,300	—	—	20,089,300
Greene King PLC	24,691,512	—	—	24,691,512
Vanguard International Semiconductor Corp.	91,675,725	23,140,000	—	114,815,725
Mercury General Corp.	2,909,700	—	—	2,909,700

Capital Income Builder	9

Investments in affiliates (continued)

	Beginning			Ending
	shares or			shares or
	principal			principal
	amount	Additions	Reductions	amount
Com Hem Holding AB	—	14,281,000	—	14,281,000
Whitecap Resources Inc.	21,385,000	—	—	21,385,000
AA PLC	36,819,677	1,150,000	—	37,969,677
TalkTalk Telecom Group PLC	51,345,000	—	—	51,345,000
TAG Immobilien AG	5,417,538	3,040,000	—	8,457,538
Marston’s PLC	41,884,228	2,837,000	3,063,800	41,657,428
Gannett Co., Inc.	8,547,400	—	—	8,547,400
DineEquity, Inc.	1,475,000	—	367,301	1,107,699
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT	145,255,000	—	22,828,100	122,426,900
Convenience Retail Asia Ltd.	51,330,000	—	—	51,330,000
Leifheit AG, non-registered shares	320,000	—	—	320,000
Covanta Holding Corp.[8]	10,247,332	—	7,221,732	3,025,600
Moneysupermarket.com Group PLC[8]	35,588,401	—	35,588,401	—
Ratchaburi Electricity Generating Holding PCL, foreign registered[8]	77,350,000	—	14,835,300	62,514,700

		Net unrealized	Dividend	Value of
	Net realized	appreciation	or interest	affiliates at
	gain (loss)	(depreciation)	income	4/30/2017
	(000)	(000)	(000)	(000)
Sampo Oyj, Class A	$—	$66,331	$82,257	$1,575,850
SSE PLC	142	(115,268)	24,626	1,320,114
Abertis Infraestructuras, SA, Class A, non-registered shares	1,008	139,382	19,864	881,810
EDP - Energias de Portugal, SA	22,233	(8,665)	—	710,299
Gaming and Leisure Properties, Inc. REIT	—	30,345	14,111	449,917
Gaming and Leisure Properties, Inc. 5.375% 2026	—	(6)	—	4,579
Gaming and Leisure Properties, Inc. 4.375% 2021	—	(3)	—	578
Six Flags Entertainment Corp.	28,545	18,165	8,272	386,777
VTech Holdings Ltd.	—	7,929	3,415	254,527
Greene King PLC	—	19,096	2,728	240,173
Vanguard International Semiconductor Corp.	—	(10,346)	—	219,197
Mercury General Corp.	—	20,426	3,623	178,917
Com Hem Holding AB	—	31,446	3,234	177,842
Whitecap Resources Inc.	—	(19,580)	2,235	151,334
AA PLC	—	9,078	—	128,503
TalkTalk Telecom Group PLC	—	527	3,381	128,482
TAG Immobilien AG	—	7,984	—	120,411
Marston’s PLC	(253)	8,747	2,472	77,101
Gannett Co., Inc.	—	5,043	2,735	71,456
DineEquity, Inc.	(6,982)	(22,631)	2,505	62,629
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT	3,360	(8,649)	1,704	59,461
Convenience Retail Asia Ltd.	—	1,965	—	29,366
Leifheit AG, non-registered shares	—	4,027	—	24,752
Covanta Holding Corp.[8]	(5,727)	7,172	—	—
Moneysupermarket.com Group PLC[8]	63,765	(26,841)	1,656	—
Ratchaburi Electricity Generating Holding PCL, foreign registered[8]	4,978	(3,619)	2,770	—
	$111,069	$162,055	$181,588	$7,254,075

10	Capital Income Builder

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $2,962,194,000, which represented 2.86% of the net assets of the fund.
[3]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,204,000, which represented less than .01% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Coupon rate may change periodically.
[7]	Purchased on a TBA basis.
[8]	Unaffiliated issuer at 4/30/2017.

Key to abbreviations and symbol

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

NZD = New Zealand dollars

TBA = To-be-announced

USD/$ = U.S. dollars

See Notes to Financial Statements

Capital Income Builder	11

Financial statements

Statement of assets and liabilities at April 30, 2017	unaudited
(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $86,253,922)	$95,795,816
Affiliated issuers (cost: $7,237,921)	7,254,075	$103,049,891
Cash		13,462
Cash denominated in currencies other than U.S. dollars (cost: $11,620)		11,623
Unrealized appreciation on open forward currency contracts		396
Receivables for:
Sales of investments	1,922,358
Sales of fund’s shares	122,578
Dividends and interest	508,386
Other	2,788	2,556,110
		105,631,482
Liabilities:
Unrealized depreciation on open forward currency contracts		12,653
Payables for:
Purchases of investments	1,851,055
Repurchases of fund’s shares	104,514
Investment advisory services	20,063
Services provided by related parties	28,658
Trustees’ deferred compensation	1,488
Other	5,038	2,010,816
Net assets at April 30, 2017		$103,608,013

Net assets consist of:
Capital paid in on shares of beneficial interest		$94,253,725
Distributions in excess of net investment income		(148,471)
Accumulated net realized loss		(45,825)
Net unrealized appreciation		9,548,584
Net assets at April 30, 2017		$103,608,013

See Notes to Financial Statements

12	Capital Income Builder

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,717,853 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$70,299,328	1,165,537		$60.31
Class B	1	—	*	60.91
Class C	5,416,617	89,752		60.35
Class T	10	—	*	60.33
Class F-1	4,588,093	76,078		60.31
Class F-2	8,787,567	145,781		60.28
Class F-3	854,193	14,162		60.31
Class 529-A	2,251,169	37,336		60.30
Class 529-B	1	—	*	61.05
Class 529-C	678,903	11,264		60.27
Class 529-E	92,418	1,533		60.30
Class 529-T	10	—	*	60.33
Class 529-F-1	85,972	1,426		60.31
Class R-1	125,619	2,083		60.30
Class R-2	605,824	10,048		60.30
Class R-2E	20,787	346		60.10
Class R-3	1,002,692	16,629		60.30
Class R-4	808,456	13,409		60.29
Class R-5E	9,063	150		60.25
Class R-5	234,296	3,883		60.34
Class R-6	7,746,994	128,436		60.32

*Amount less than one thousand.

See Notes to Financial Statements

Capital Income Builder	13

Statement of operations for the six months ended April 30, 2017	unaudited
(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $34,226; also includes $181,588 from affiliates)	$1,745,402
Interest (net of non-U.S. taxes of $2)	270,700	$2,016,102
Fees and expenses*:
Investment advisory services	116,959
Distribution services	128,600
Transfer agent services	44,544
Administrative services	11,261
Reports to shareholders	2,123
Registration statement and prospectus	1,200
Trustees’ compensation	328
Auditing and legal	67
Custodian	2,708
Other	1,200	308,990
Net investment income		1,707,112

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	2,708,534
Affiliated issuers	111,069
Forward currency contracts	7,493
Currency transactions	(10,357)	2,816,739
Net unrealized appreciation (depreciation) on:
Investments:
Unffiliated issuers	1,960,586
Affiliated issuers	162,055
Forward currency contracts	(24,858)
Currency translations	4,306	2,102,089
Net realized gain and unrealized appreciation		4,918,828
Net increase in net assets resulting from operations		$6,625,940

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

14	Capital Income Builder

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	April 30,	October 31,
	2017*	2016
Operations:
Net investment income	$1,707,112	$3,227,855
Net realized gain (loss)	2,816,739	(292,912)
Net unrealized appreciation (depreciation)	2,102,089	(306,890)
Net increase in net assets resulting from operations	6,625,940	2,628,053

Dividends paid to shareholders from net investment income	(1,752,503)	(3,399,496)

Net capital share transactions	(657,888)	3,000,237

Total increase in net assets	4,215,549	2,228,794

Net assets:
Beginning of period	99,392,464	97,163,670
End of period (including distributions in excess of net investment income: $(148,471) and $(103,080), respectively)
	$103,608,013	$99,392,464

*Unaudited.

See Notes to Financial Statements

Capital Income Builder	15

Notes to financial statements	unaudited

1. Organization

Capital Income Builder (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and a growing stream of income over the years. Growth of capital is a secondary objective.

The fund has 21 share classes consisting of seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3), six 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E,	None	None	None
R-3, R-4, R-5E, R-5 and R-6

*	Class B, T, 529-B and 529-T shares of the fund are not available for purchase. Final conversion of Class B and 529-B shares to Class A and 529-A shares, respectively, occurred on April 28, 2017. These share classes were fully liquidated on May 5, 2017, upon the removal of seed capital invested by the fund’s investment adviser.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

16	Capital Income Builder

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Capital Income Builder	17

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

18	Capital Income Builder

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Capital Income Builder	19

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2017 (dollars in thousands):

20	Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$12,721,799	$—	$—	$12,721,799
Financials	11,177,157	—	—	11,177,157
Utilities	8,585,804	—	—	8,585,804
Health care	7,754,589	—	—	7,754,589
Energy	7,509,324	—	—	7,509,324
Telecommunication services	7,459,042	—	—	7,459,042
Industrials	6,100,785	—	—	6,100,785
Information technology	5,873,027	—	—	5,873,027
Consumer discretionary	4,555,479	—	—	4,555,479
Real estate	4,390,972	—	—	4,390,972
Materials	1,818,334	—	—	1,818,334
Miscellaneous	2,828,496	—	—	2,828,496
Preferred securities	5,374	8,141	—	13,515
Convertible stocks	508,424	—	—	508,424
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	7,848,909	—	7,848,909
Corporate bonds & notes	—	6,704,140	—	6,704,140
Mortgage-backed obligations	—	3,088,740	—	3,088,740
Federal agency bonds & notes	—	134,084	—	134,084
Other	—	724,679	25,009	749,688
Short-term securities	—	3,227,583	—	3,227,583
Total	$81,288,606	$21,736,276	$25,009	$103,049,891

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$396	$—	$396
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(12,653)	—	(12,653)
Total	$—	$(12,257)	$—	$(12,257)

*	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the

Capital Income Builder	21

general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the

22	Capital Income Builder

value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

Capital Income Builder	23

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $669,963,000.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$396	Unrealized depreciation on open forward currency contracts	$12,653

		Net realized gain		Net unrealized depreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$7,493	Net unrealized depreciation on forward currency contracts	$(24,858)

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or

24	Capital Income Builder

termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2017, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$396	$(315)	$(81)	$—	$—
Liabilities:
Bank of America, N.A.	$315	$(315)	$—	$—	$—
Citibank	3,602	—	(2,130)	—	1,472
Goldman Sachs	3,112	—	—	—	3,112
JPMorgan Chase	5,624	—	(5,077)	—	547
Total	$12,653	$(315)	$(7,207)	$—	$5,131

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains

Capital Income Builder	25

realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income		$375,461
Capital loss carryforward*:
No expiration	$(400,109)
Expiring 2017	(2,587,903)	(2,988,012)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after October 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$12,995,829
Gross unrealized depreciation on investment securities	(3,867,847)
Net unrealized appreciation on investment securities	9,127,982
Cost of investment securities	93,921,909

26	Capital Income Builder

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2017	Year ended October 31, 2016
Class A	$1,211,237	$2,449,842
Class B	391	5,543
Class C	74,868	165,318
Class F-1	76,799	144,139
Class F-2	157,172	224,843
Class F-3[1]	293
Class 529-A	37,358	73,351
Class 529-B	31	425
Class 529-C	8,886	17,870
Class 529-E	1,432	2,861
Class 529-F-1	1,467	2,561
Class R-1	1,755	3,811
Class R-2	8,357	17,620
Class R-2E	232	137
Class R-3	15,799	30,988
Class R-4	13,259	22,961
Class R-5E2	120	—	[3]
Class R-5	4,132	12,087
Class R-6	138,915	225,139
Total	$1,752,503	$3,399,496

[1]	Class F-3 shares began investment operations on January 27, 2017.
[2]	Class R-5E shares began investment operations on November 20, 2015.
[3]	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.240% on the first $1 billion of daily net assets and decreasing to 0.110% on such assets in excess of $115 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $100,000,000 of the fund’s monthly gross income and decreasing to 2.50% on such income in excess of $100,000,000. For the six months ended April 30, 2017, the investment advisory services fee was $116,959,000, which was equivalent to an annualized rate of 0.234% of average daily net assets.

Capital Income Builder	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

28	Capital Income Builder

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$82,984	$31,161		$3,429		Not applicable
Class B	199	29		Not applicable		Not applicable
Class C	27,619	2,675		1,385		Not applicable
Class T1	—	—	[2]	—	[2]	Not applicable
Class F-1	5,510	2,738		1,103		Not applicable
Class F-2	Not applicable	4,506		2,067		Not applicable
Class F-3[3]	Not applicable	2		36		Not applicable
Class 529-A	2,408	861		540		$742
Class 529-B	17	3		1		1
Class 529-C	3,276	282		165		228
Class 529-E	221	15		22		31
Class 529-T1	—	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	31		20		27
Class R-1	641	59		32		Not applicable
Class R-2	2,266	1,074		153		Not applicable
Class R-2E	47	15		4		Not applicable
Class R-3	2,458	707		247		Not applicable
Class R-4	954	351		191		Not applicable
Class R-5E	Not applicable	5		1		Not applicable
Class R-5	Not applicable	30		55		Not applicable
Class R-6	Not applicable	—		1,810		Not applicable
Total class-specific expenses	$128,600	$44,544		$11,261		$1,029

[1]	Class T and 529-T shares began investment operations on April 7, 2017.
[2]	Amount less than one thousand.
[3]	Class F-3 shares began investment operations on January 27, 2017.

Capital Income Builder	29

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $328,000 in the fund’s statement of operations reflects $264,000 in current fees (either paid in cash or deferred) and a net increase of $64,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2017.

30	Capital Income Builder

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$2,691,564	45,952		$1,177,608	20,110	$(6,030,946)	(103,127)	$(2,161,774)	(37,065)
Class B	163	3		387	7	(89,680)	(1,524)	(89,130)	(1,514)
Class C	301,482	5,145		72,728	1,241	(1,047,300)	(17,875)	(673,090)	(11,489)
Class T2	10	—	[3]	—	—	—	—	10	— [3]
Class F-1	604,929	10,324		73,955	1,263	(644,055)	(10,975)	34,829	612
Class F-2	2,590,484	44,267		145,594	2,486	(1,865,200)	(31,610)	870,878	15,143
Class F-3[4]	856,268	14,312		271	4	(9,288)	(154)	847,251	14,162
Class 529-A	118,456	2,025		37,353	638	(152,673)	(2,616)	3,136	47
Class 529-B	56	1		31	1	(8,619)	(147)	(8,532)	(145)
Class 529-C	36,752	629		8,881	151	(63,961)	(1,095)	(18,328)	(315)
Class 529-E	4,648	79		1,432	25	(6,803)	(117)	(723)	(13)
Class 529-T2	10	—	[3]	—	—	—	—	10	— [3]
Class 529-F-1	12,229	209		1,467	25	(7,013)	(120)	6,683	114
Class R-1	7,479	127		1,753	30	(23,530)	(401)	(14,298)	(244)
Class R-2	68,992	1,178		8,342	142	(129,500)	(2,208)	(52,166)	(888)
Class R-2E	14,183	243		232	4	(5,930)	(102)	8,485	145
Class R-3	130,182	2,222		15,750	269	(183,792)	(3,133)	(37,860)	(642)
Class R-4	127,270	2,170		13,250	226	(120,346)	(2,056)	20,174	340
Class R-5E	8,910	154		119	2	(328)	(6)	8,701	150
Class R-5	46,379	792		4,112	70	(35,352)	(603)	15,139	259
Class R-6	846,347	14,470		138,912	2,372	(402,542)	(6,799)	582,717	10,043
Total net increase (decrease)	$8,466,793	144,302		$1,702,177	29,066	$(10,826,858)	(184,668)	$(657,888)	(11,300)

See page 32 for footnotes.

Capital Income Builder	31

	Sales[1]			Reinvestments of dividends		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2016

Class A	$6,406,158	112,021		$2,382,869	41,880	$(9,167,996)	(159,692)	$(378,969)	(5,791)
Class B	1,843	32		5,474	97	(306,824)	(5,365)	(299,507)	(5,236)
Class C	897,986	15,687		160,353	2,816	(1,552,478)	(27,071)	(494,139)	(8,568)
Class F-1	1,102,047	19,242		139,055	2,443	(861,777)	(15,011)	379,325	6,674
Class F-2	3,535,895	61,158		205,284	3,605	(1,452,288)	(25,319)	2,288,891	39,444
Class 529-A	217,113	3,791		73,336	1,289	(301,636)	(5,247)	(11,187)	(167)
Class 529-B	335	6		424	7	(21,622)	(378)	(20,863)	(365)
Class 529-C	76,400	1,335		17,866	314	(118,114)	(2,057)	(23,848)	(408)
Class 529-E	10,021	175		2,859	50	(14,202)	(247)	(1,322)	(22)
Class 529-F-1	16,662	288		2,560	45	(12,499)	(217)	6,723	116
Class R-1	19,646	343		3,805	67	(34,944)	(607)	(11,493)	(197)
Class R-2	130,466	2,281		17,581	309	(194,120)	(3,392)	(46,073)	(802)
Class R-2E	21,254	366		137	2	(9,948)	(169)	11,443	199
Class R-3	229,441	3,997		30,883	542	(253,080)	(4,418)	7,244	121
Class R-4	293,727	5,084		22,950	403	(161,837)	(2,827)	154,840	2,660
Class R-5E5	10	—	[3]	—	—	—	—	10	— [3]
Class R-5	85,173	1,494		12,077	213	(279,924)	(4,875)	(182,674)	(3,168)
Class R-6	1,765,044	30,814		225,137	3,953	(368,345)	(6,454)	1,621,836	28,313
Total net increase (decrease)	$14,809,221	258,114		$3,302,650	58,035	$(15,111,634)	(263,346)	$3,000,237	52,803

[1]	Includes exchanges between share classes of the fund.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

32	Capital Income Builder

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $24,376,354,000 and $27,011,544,000, respectively, during the six months ended April 30, 2017.

Capital Income Builder	33

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 4/30/2017[4,5]	$57.48	$1.00	$2.86	$3.86
Year ended 10/31/2016	57.96	1.91	(.37)	1.54
Year ended 10/31/2015	60.76	1.97	(2.38)	(.41)
Year ended 10/31/2014	58.25	2.64	2.28	4.92
Year ended 10/31/2013	52.75	1.85	5.88	7.73
Year ended 10/31/2012	49.34	1.87	3.67	5.54
Class B:
Six months ended 4/30/2017[4,5]	57.77	.70	2.96	3.66
Year ended 10/31/2016	58.13	1.48	(.37)	1.11
Year ended 10/31/2015	60.87	1.52	(2.38)	(.86)
Year ended 10/31/2014	58.33	2.25	2.22	4.47
Year ended 10/31/2013	52.79	1.42	5.90	7.32
Year ended 10/31/2012	49.36	1.50	3.66	5.16
Class C:
Six months ended 4/30/2017[4,5]	57.51	.76	2.87	3.63
Year ended 10/31/2016	57.98	1.46	(.37)	1.09
Year ended 10/31/2015	60.77	1.50	(2.39)	(.89)
Year ended 10/31/2014	58.25	2.17	2.27	4.44
Year ended 10/31/2013	52.75	1.40	5.88	7.28
Year ended 10/31/2012	49.34	1.47	3.66	5.13
Class T:
Period from 4/7/2017 to 4/30/2017[4,5,9]	59.80	.13	.40	.53
Class F-1:
Six months ended 4/30/2017[4,5]	57.48	.98	2.86	3.84
Year ended 10/31/2016	57.96	1.87	(.37)	1.50
Year ended 10/31/2015	60.77	1.93	(2.39)	(.46)
Year ended 10/31/2014	58.25	2.69	2.19	4.88
Year ended 10/31/2013	52.75	1.82	5.88	7.70
Year ended 10/31/2012	49.35	1.86	3.66	5.52
Class F-2:
Six months ended 4/30/2017[4,5]	57.45	1.06	2.86	3.92
Year ended 10/31/2016	57.94	2.01	(.36)	1.65
Year ended 10/31/2015	60.74	2.08	(2.38)	(.30)
Year ended 10/31/2014	58.23	2.59	2.44	5.03
Year ended 10/31/2013	52.73	1.94	5.89	7.83
Year ended 10/31/2012	49.32	1.98	3.67	5.65

34	Capital Income Builder

Dividends					Ratio of		Ratio of
(from net	Net asset		Net assets,		expenses		net income
investment	value, end	Total	end of period		to average		to average
income)	of period	return[3]	(in millions)		net assets[2]		net assets[2]

$(1.03)	$60.31	6.77%[6]	$70,299		.59%[7]		3.44%[7]
(2.02)	57.48	2.74	69,127		.60		3.34
(2.39)	57.96	(.69)	70,041		.59		3.31
(2.41)	60.76	8.64	70,314		.62		4.44
(2.23)	58.25	14.99	65,602		.61		3.35
(2.13)	52.75	11.48	58,027		.63		3.68

(.52)	60.91	6.37 [6]	—	[8]	1.35	[7]	2.39	[7]
(1.47)	57.77	1.95	87		1.36		2.58
(1.88)	58.13	(1.43)	392		1.34		2.53
(1.93)	60.87	7.83	844		1.38		3.79
(1.78)	58.33	14.12	1,207		1.37		2.59
(1.73)	52.79	10.64	1,613		1.38		2.94

(.79)	60.35	6.36 [6]	5,417		1.39	[7]	2.63	[7]
(1.56)	57.51	1.92	5,822		1.40		2.54
(1.90)	57.98	(1.48)	6,367		1.38		2.51
(1.92)	60.77	7.78	7,027		1.42		3.66
(1.78)	58.25	14.06	7,159		1.41		2.55
(1.72)	52.75	10.60	6,970		1.43		2.89

—	60.33	.88 [6,10]	—	[8]	.02	[6,10]	.21	[6,10]

(1.01)	60.31	6.74 [6]	4,588		.67	[7]	3.37	[7]
(1.98)	57.48	2.66	4,338		.67		3.26
(2.35)	57.96	(.76)	3,987		.65		3.25
(2.36)	60.77	8.57	3,445		.69		4.53
(2.20)	58.25	14.93	4,065		.67		3.30
(2.12)	52.75	11.44	3,106		.66		3.65

(1.09)	60.28	6.88 [6]	8,788		.41	[7]	3.65	[7]
(2.14)	57.45	2.93	7,506		.40		3.50
(2.50)	57.94	(.49)	5,284		.40		3.50
(2.52)	60.74	8.86	4,496		.42		4.37
(2.33)	58.23	15.21	2,213		.41		3.52
(2.24)	52.73	11.71	2,132		.41		3.88

See page 41 for footnotes.

Capital Income Builder	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class F-3:
Period from 1/27/2017 to 4/30/2017[4,5,11]	$58.52	$.60	$1.74	$2.34
Class 529-A:
Six months ended 4/30/2017[4,5]	57.47	.98	2.86	3.84
Year ended 10/31/2016	57.94	1.86	(.36)	1.50
Year ended 10/31/2015	60.74	1.91	(2.38)	(.47)
Year ended 10/31/2014	58.23	2.58	2.28	4.86
Year ended 10/31/2013	52.74	1.80	5.87	7.67
Year ended 10/31/2012	49.33	1.83	3.67	5.50
Class 529-B:
Six months ended 4/30/2017[4,5]	57.72	.66	3.03	3.69
Year ended 10/31/2016	58.08	1.41	(.36)	1.05
Year ended 10/31/2015	60.83	1.45	(2.39)	(.94)
Year ended 10/31/2014	58.29	2.16	2.23	4.39
Year ended 10/31/2013	52.76	1.36	5.89	7.25
Year ended 10/31/2012	49.34	1.43	3.66	5.09
Class 529-C:
Six months ended 4/30/2017[4,5]	57.44	.75	2.86	3.61
Year ended 10/31/2016	57.91	1.42	(.37)	1.05
Year ended 10/31/2015	60.71	1.45	(2.38)	(.93)
Year ended 10/31/2014	58.20	2.12	2.28	4.40
Year ended 10/31/2013	52.71	1.37	5.87	7.24
Year ended 10/31/2012	49.31	1.43	3.66	5.09
Class 529-E:
Six months ended 4/30/2017[4,5]	57.47	.91	2.86	3.77
Year ended 10/31/2016	57.94	1.73	(.36)	1.37
Year ended 10/31/2015	60.74	1.77	(2.38)	(.61)
Year ended 10/31/2014	58.23	2.44	2.28	4.72
Year ended 10/31/2013	52.73	1.66	5.89	7.55
Year ended 10/31/2012	49.33	1.71	3.65	5.36
Class 529-T:
Period from 4/7/2017 to 4/30/2017[4,5,9]	59.80	.13	.40	.53

36	Capital Income Builder

Dividends						Ratio of		Ratio of
(from net	Net asset			Net assets,		expenses		net income
investment	value, end	Total		end of period		to average		to average
income)	of period	return[3]		(in millions)		net assets[2]		net assets[2]

$(.55)	$60.31	4.00%[6]		$854		.08%[6]		1.00%[6]

(1.01)	60.30	6.73	[6]	2,251		.67	[7]	3.37	[7]
(1.97)	57.47	2.66		2,143		.69		3.25
(2.33)	57.94	(.80)		2,170		.68		3.22
(2.35)	60.74	8.56		2,229		.72		4.35
(2.18)	58.23	14.86		2,063		.70		3.26
(2.09)	52.74	11.39		1,805		.72		3.59

(.36)	61.05	6.42	[6]	—	[8]	1.45	[7]	2.29	[7]
(1.41)	57.72	1.85		8		1.49		2.47
(1.81)	58.08	(1.55)		30		1.46		2.42
(1.85)	60.83	7.69		55		1.50		3.64
(1.72)	58.29	13.99		74		1.49		2.47
(1.67)	52.76	10.50		92		1.51		2.82

(.78)	60.27	6.33	[6]	679		1.44	[7]	2.59	[7]
(1.52)	57.44	1.86		665		1.46		2.48
(1.87)	57.91	(1.55)		694		1.46		2.44
(1.89)	60.71	7.71		728		1.49		3.57
(1.75)	58.20	13.99		682		1.48		2.48
(1.69)	52.71	10.52		611		1.50		2.81

(.94)	60.30	6.60	[6]	92		.90	[7]	3.14	[7]
(1.84)	57.47	2.42		89		.92		3.02
(2.19)	57.94	(1.02)		91		.92		2.98
(2.21)	60.74	8.28		94		.95		4.11
(2.05)	58.23	14.62		88		.94		3.02
(1.96)	52.73	11.10		77		.96		3.35

—	60.33	.87	[6,10]	—	[8]	.03	[6,10]	.21	[6,10]

See page 41 for footnotes.

Capital Income Builder	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-F-1:
Six months ended 4/30/2017[4,5]	$57.48	$1.05	$2.86	$3.91
Year ended 10/31/2016	57.96	1.99	(.37)	1.62
Year ended 10/31/2015	60.76	2.05	(2.38)	(.33)
Year ended 10/31/2014	58.25	2.72	2.27	4.99
Year ended 10/31/2013	52.75	1.92	5.88	7.80
Year ended 10/31/2012	49.34	1.94	3.67	5.61
Class R-1:
Six months ended 4/30/2017[4,5]	57.46	.76	2.87	3.63
Year ended 10/31/2016	57.94	1.46	(.38)	1.08
Year ended 10/31/2015	60.73	1.49	(2.37)	(.88)
Year ended 10/31/2014	58.22	2.16	2.27	4.43
Year ended 10/31/2013	52.72	1.41	5.88	7.29
Year ended 10/31/2012	49.31	1.48	3.66	5.14
Class R-2:
Six months ended 4/30/2017[4,5]	57.46	.76	2.87	3.63
Year ended 10/31/2016	57.94	1.45	(.37)	1.08
Year ended 10/31/2015	60.73	1.51	(2.37)	(.86)
Year ended 10/31/2014	58.22	2.18	2.27	4.45
Year ended 10/31/2013	52.72	1.43	5.88	7.31
Year ended 10/31/2012	49.32	1.47	3.66	5.13
Class R-2E:
Six months ended 4/30/2017[4,5]	57.30	.86	2.84	3.70
Year ended 10/31/2016	57.88	1.60	(.33)	1.27
Year ended 10/31/2015	60.71	1.75	(2.41)	(.66)
Period from 8/29/2014 to 10/31/2014[4,12]	61.50	.16	(.41)	(.25)
Class R-3:
Six months ended 4/30/2017[4,5]	57.47	.90	2.86	3.76
Year ended 10/31/2016	57.95	1.70	(.37)	1.33
Year ended 10/31/2015	60.74	1.76	(2.38)	(.62)
Year ended 10/31/2014	58.23	2.42	2.28	4.70
Year ended 10/31/2013	52.74	1.65	5.87	7.52
Year ended 10/31/2012	49.33	1.69	3.67	5.36
Class R-4:
Six months ended 4/30/2017[4,5]	57.46	.99	2.86	3.85
Year ended 10/31/2016	57.95	1.86	(.35)	1.51
Year ended 10/31/2015	60.75	1.94	(2.38)	(.44)
Year ended 10/31/2014	58.24	2.60	2.28	4.88
Year ended 10/31/2013	52.74	1.82	5.89	7.71
Year ended 10/31/2012	49.33	1.86	3.66	5.52

38	Capital Income Builder

Dividends					Ratio of		Ratio of
(from net	Net asset		Net assets,		expenses		net income
investment	value, end	Total	end of period		to average		to average
income)	of period	return[3]	(in millions)		net assets[2]		net assets[2]

$(1.08)	$60.31	6.86%[6]	$86		.44%[7]		3.60%[7]
(2.10)	57.48	2.87	75		.46		3.47
(2.47)	57.96	(.55)	69		.46		3.44
(2.48)	60.76	8.78	70		.49		4.58
(2.30)	58.25	15.14	63		.48		3.48
(2.20)	52.75	11.63	54		.50		3.81

(.79)	60.30	6.36 [6]	126		1.39	[7]	2.63	[7]
(1.56)	57.46	1.91	134		1.40		2.54
(1.91)	57.94	(1.48)	146		1.39		2.51
(1.92)	60.73	7.79	152		1.42		3.64
(1.79)	58.22	14.08	150		1.40		2.55
(1.73)	52.72	10.63	151		1.41		2.90

(.79)	60.30	6.35 [6]	606		1.39	[7]	2.63	[7]
(1.56)	57.46	1.92	628		1.40		2.54
(1.93)	57.94	(1.44)	680		1.35		2.54
(1.94)	60.73	7.79	751		1.41		3.67
(1.81)	58.22	14.13	759		1.37		2.60
(1.73)	52.72	10.60	720		1.41		2.90

(.90)	60.10	6.50 [6]	21		1.09	[7]	2.98	[7]
(1.85)	57.30	2.27	12		1.11		2.80
(2.17)	57.88	(1.12)	—	[8]	1.00		2.93

(.54)	60.71	(.39)[6,10]	—	[8]	.15	[6,10]	.28	[6,10]

(.93)	60.30	6.59 [6]	1,003		.94	[7]	3.09	[7]
(1.81)	57.47	2.37	993		.96		2.97
(2.17)	57.95	(1.04)	994		.94		2.95
(2.19)	60.74	8.26	1,049		.98		4.08
(2.03)	58.23	14.57	1,011		.97		3.00
(1.95)	52.74	11.10	953		.98		3.33

(1.02)	60.29	6.75 [6]	808		.64	[7]	3.40	[7]
(2.00)	57.46	2.68	751		.65		3.24
(2.36)	57.95	(.74)	603		.64		3.25
(2.37)	60.75	8.58	582		.67		4.38
(2.21)	58.24	14.95	530		.65		3.31
(2.11)	52.74	11.46	452		.66		3.65

See page 41 for footnotes.

Capital Income Builder	39

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-5E:
Six months ended 4/30/2017[4,5]	$57.45	$1.08	$2.81	$3.89
Period from 11/20/2015 to 10/31/2016[4,13]	57.40	1.84	.30	2.14
Class R-5:
Six months ended 4/30/2017[4,5]	57.50	1.08	2.87	3.95
Year ended 10/31/2016	57.98	2.11	(.44)	1.67
Year ended 10/31/2015	60.79	2.12	(2.40)	(.28)
Year ended 10/31/2014	58.27	2.88	2.19	5.07
Year ended 10/31/2013	52.77	2.00	5.87	7.87
Year ended 10/31/2012	49.35	2.01	3.67	5.68
Class R-6:
Six months ended 4/30/2017[4,5]	57.49	1.09	2.86	3.95
Year ended 10/31/2016	57.97	2.08	(.37)	1.71
Year ended 10/31/2015	60.77	2.14	(2.38)	(.24)
Year ended 10/31/2014	58.26	2.76	2.33	5.09
Year ended 10/31/2013	52.76	2.04	5.86	7.90
Year ended 10/31/2012	49.35	2.02	3.68	5.70

	Six months
	ended
	April 30,	Year ended October 31
Portfolio turnover rate for all share classes[14]	2017[4,5,6]	2016	2015	2014	2013	2012
Including mortgage dollar roll transactions	32%	47%	63%	55%	69%	68%
Excluding mortgage dollar roll transactions	25%	38%	50%	Not available

See Notes to Financial Statements

40	Capital Income Builder

Dividends						Ratio of		Ratio of
(from net	Net asset			Net assets,		expenses		net income
investment	value, end	Total		end of period		to average		to average
income)	of period	return[3]		(in millions)		net assets[2]		net assets[2]

$(1.09)	$60.25	6.84%[6]		$9		.48%[7]		3.71%[7]

(2.09)	57.45	3.82	[6]	—	[8]	.52	[7]	3.40	[7]

(1.11)	60.34	6.92	[6]	234		.33	[7]	3.72	[7]
(2.15)	57.50	2.98		208		.37		3.68
(2.53)	57.98	(.45)		394		.34		3.56
(2.55)	60.79	8.92		381		.38		4.85
(2.37)	58.27	15.28		473		.35		3.62
(2.26)	52.77	11.79		449		.36		3.94

(1.12)	60.32	6.94	[6]	7,747		.30	[7]	3.75	[7]
(2.19)	57.49	3.05		6,806		.30		3.62
(2.56)	57.97	(.40)		5,222		.30		3.60
(2.58)	60.77	8.95		4,577		.32		4.66
(2.40)	58.26	15.35		2,963		.30		3.69
(2.29)	52.76	11.83		1,039		.32		3.96

[1]	Based on average shares outstanding.
[2]	For the year ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share would have been lower by $.68; the Class A ratio of expenses to average net assets would have been lower by .03 percentage points; and the Class A ratio of net income to average net assets would have been lower by 1.15 percentage points. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $1 million.
[9]	Class T and 529-T shares began investment operations on April 7, 2017.
[10]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

Capital Income Builder	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2016, through April 30, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	Capital Income Builder

	Beginning account value 11/1/2016	Ending account value 4/30/2017	Expenses paid during period[1]	Annualized expense ratio
Class A - actual return	$1,000.00	$1,067.73	$3.02	.59%
Class A - assumed 5% return	1,000.00	1,021.87	2.96	.59
Class B - actual return	1,000.00	1,063.73	6.91	1.35
Class B - assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class C - actual return	1,000.00	1,063.61	7.11	1.39
Class C - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class T - actual return[2]	1,000.00	1,008.84	.23	.37
Class T - assumed 5% return[2]	1,000.00	1,022.96	1.86	.37
Class F-1 - actual return	1,000.00	1,067.43	3.43	.67
Class F-1 - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 - actual return	1,000.00	1,068.82	2.10	.41
Class F-2 - assumed 5% return	1,000.00	1,022.76	2.06	.41
Class F-3 - actual return[3]	1,000.00	1,040.05	.78	.30
Class F-3 - assumed 5% return[3]	1,000.00	1,023.31	1.51	.30
Class 529-A - actual return	1,000.00	1,067.25	3.43	.67
Class 529-A - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 529-B - actual return	1,000.00	1,064.22	7.42	1.45
Class 529-B - assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class 529-C - actual return	1,000.00	1,063.28	7.37	1.44
Class 529-C - assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class 529-E - actual return	1,000.00	1,066.05	4.61	.90
Class 529-E - assumed 5% return	1,000.00	1,020.33	4.51	.90
Class 529-T - actual return[2]	1,000.00	1,008.67	.26	.41
Class 529-T - assumed 5% return[2]	1,000.00	1,022.76	2.06	.41
Class 529-F-1 - actual return	1,000.00	1,068.57	2.26	.44
Class 529-F-1 - assumed 5% return	1,000.00	1,022.61	2.21	.44
Class R-1 - actual return	1,000.00	1,063.57	7.11	1.39
Class R-1 - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2 - actual return	1,000.00	1,063.46	7.11	1.39
Class R-2 - assumed 5% return	1,000.00	1,017.90	6.95	1.39
Class R-2E - actual return	1,000.00	1,065.03	5.58	1.09
Class R-2E - assumed 5% return	1,000.00	1,019.39	5.46	1.09
Class R-3 - actual return	1,000.00	1,065.86	4.81	.94
Class R-3 - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 - actual return	1,000.00	1,067.49	3.28	.64
Class R-4 - assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5E - actual return	1,000.00	1,068.41	2.46	.48
Class R-5E - assumed 5% return	1,000.00	1,022.41	2.41	.48
Class R-5 - actual return	1,000.00	1,069.22	1.69	.33
Class R-5 - assumed 5% return	1,000.00	1,023.16	1.66	.33
Class R-6 - actual return	1,000.00	1,069.35	1.54	.30
Class R-6 - assumed 5% return	1,000.00	1,023.31	1.51	.30

Capital Income Builder	43

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

44	Capital Income Builder

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Capital Income Builder	51

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	Capital Income Builder

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus,which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2017, portfolio of Capital Income Builder’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital Income Builder files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital Income Builder, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital Income Builder®
Investment portfolio
April 30, 2017
unaudited
Common stocks 77.96% Consumer staples 12.28%	Shares	Value (000)
Philip Morris International Inc.	25,602,931	$2,837,829
Altria Group, Inc.	29,110,848	2,089,577
Imperial Brands PLC	35,706,552	1,749,066
Coca-Cola Co.	32,775,700	1,414,272
British American Tobacco PLC	17,554,676	1,185,725
Reynolds American Inc.	16,221,257	1,046,271
Nestlé SA	11,163,110	859,952
Diageo PLC	11,101,000	323,002
Kimberly-Clark Corp.	2,031,100	263,535
Kraft Heinz Co.	2,855,433	258,103
Procter & Gamble Co.	1,933,000	168,809
Japan Tobacco Inc.	4,646,900	154,487
Unilever PLC	2,461,200	126,617
PepsiCo, Inc.	862,000	97,647
SalMar ASA	2,699,627	64,048
Unilever NV, depository receipts	1,020,000	53,493
Convenience Retail Asia Ltd.[1]	51,330,000	29,366
		12,721,799
Financials 10.79%
Sampo Oyj, Class A1	32,886,178	1,575,850
Zurich Insurance Group AG	2,858,336	791,141
BNP Paribas SA	10,774,305	760,287
Lloyds Banking Group PLC	646,344,567	579,305
HSBC Holdings PLC (GBP denominated)	40,787,341	336,249
HSBC Holdings PLC (HKD denominated)	26,313,442	217,352
JPMorgan Chase & Co.	5,953,100	517,920
Principal Financial Group, Inc.	7,662,000	499,026
Toronto-Dominion Bank (CAD denominated)	9,820,500	462,086
BB&T Corp.	10,364,800	447,552
CME Group Inc., Class A	3,488,400	405,317
KBC Groep NV	4,285,373	309,399
Swedbank AB, Class A	12,669,280	300,236
Bank of Montreal	3,922,780	277,774
Wells Fargo & Co.	5,083,800	273,712
Royal Bank of Canada	3,800,000	260,200
Prudential PLC	11,657,500	259,095
Prudential Financial, Inc.	2,122,100	227,128
DBS Group Holdings Ltd	15,163,600	210,010
ABN AMRO Group NV, depository receipts	7,952,747	208,777
Westpac Banking Corp.	7,394,168	194,119
Mercury General Corp.[1]	2,909,700	178,917
Banco Santander, SA	26,611,389	173,550
Hang Seng Bank Ltd.	8,544,000	173,223
UBS Group AG	9,308,000	159,031
American International Group, Inc.	2,600,000	158,366
St. James’s Place PLC	10,167,448	151,179
Capital Income Builder — Page 1 of 32

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Svenska Handelsbanken AB, Class A	10,164,269	$144,248
Intesa Sanpaolo SpA	46,019,787	129,241
Bank of China Ltd., Class H	228,061,000	110,536
Société Générale	1,899,945	103,915
Skandinaviska Enskilda Banken AB, Class A	8,807,421	101,426
Invesco Ltd.	2,858,900	94,172
Marsh & McLennan Companies, Inc.	973,000	72,129
Bangkok Bank PCL, nonvoting depository receipt	13,859,000	71,919
New York Community Bancorp, Inc.	4,871,500	64,742
Union National Bank PJSC	46,855,465	63,784
Bank of Nova Scotia	1,006,400	55,944
Aberdeen Asset Management PLC	14,421,700	52,114
Donnelley Financial Solutions, Inc.[2]	278,381	6,186
		11,177,157
Utilities 8.28%
National Grid PLC	120,991,099	1,567,077
SSE PLC[1]	73,273,615	1,320,114
Dominion Resources, Inc.	13,691,888	1,060,163
Iberdrola, SA, non-registered shares	109,633,364	788,435
EDP - Energias de Portugal, SA1	215,204,377	710,299
Duke Energy Corp.	8,027,809	662,294
Southern Co.	10,925,000	544,065
CMS Energy Corp.	6,728,700	305,483
Power Assets Holdings Ltd.	33,142,000	298,256
Exelon Corp.	7,048,000	244,072
Cheung Kong Infrastructure Holdings Ltd.	27,673,000	242,457
PG&E Corp.	2,889,900	193,768
Engie SA	11,933,613	168,341
Glow Energy PCL	38,648,000	91,620
Ratchaburi Electricity Generating Holding PCL, foreign registered	62,514,700	90,365
Red Eléctrica de Corporación, SA	4,063,156	79,225
Pennon Group PLC	6,702,451	74,396
Fortum Oyj	5,000,000	72,765
Sempra Energy	376,000	42,496
Infratil Ltd.	14,867,000	30,113
		8,585,804
Health care 7.48%
AbbVie Inc.	32,837,000	2,165,272
Novartis AG	19,111,743	1,470,356
Amgen Inc.	7,557,730	1,234,329
GlaxoSmithKline PLC	35,244,100	707,546
AstraZeneca PLC	6,729,448	404,204
AstraZeneca PLC (ADR)	4,097,700	123,955
Pfizer Inc.	14,435,150	489,640
Johnson & Johnson	3,373,000	416,464
Roche Holding AG, non-registered shares, nonvoting	1,238,142	323,908
ConvaTec Group PLC[2]	46,407,197	184,587
Takeda Pharmaceutical Co. Ltd.	2,502,000	119,899
Merck & Co., Inc.	936,000	58,341
Eli Lilly and Co.	683,500	56,088
		7,754,589
Capital Income Builder — Page 2 of 32

unaudited
Common stocks Energy 7.25%	Shares	Value (000)
Royal Dutch Shell PLC, Class B	45,743,223	$1,216,037
Royal Dutch Shell PLC, Class A	17,100,647	443,529
Royal Dutch Shell PLC, Class B (ADR)	2,625,000	142,065
Royal Dutch Shell PLC, Class A (ADR)	64,249	3,353
Exxon Mobil Corp.	14,574,300	1,189,992
Chevron Corp.	7,232,200	771,676
Enbridge Inc. (CAD denominated)	11,975,943	496,391
TOTAL SA	9,134,225	469,337
Suncor Energy Inc.	14,251,900	446,648
BP PLC	74,447,425	426,677
TransCanada Corp.	7,370,596	342,221
Valero Energy Corp.	3,800,000	245,518
Occidental Petroleum Corp.	3,960,103	243,705
Helmerich & Payne, Inc.	3,991,415	242,039
Baker Hughes Inc.	3,703,000	219,847
Inter Pipeline Ltd.	9,270,300	188,863
Whitecap Resources Inc.[1]	21,385,000	151,334
Kinder Morgan, Inc.	7,105,700	146,591
Williams Companies, Inc.	2,757,109	84,450
ConocoPhillips	815,100	39,051
		7,509,324
Telecommunication services 7.20%
Verizon Communications Inc.	45,309,438	2,080,156
Singapore Telecommunications Ltd.	378,429,631	1,013,010
Vodafone Group PLC	392,383,564	1,011,602
AT&T Inc.	23,987,710	950,633
BCE Inc.	8,210,000	373,797
TELUS Corp.	8,710,508	289,829
Nippon Telegraph and Telephone Corp.	6,257,300	267,693
BT Group PLC	54,382,100	214,653
HKT Trust and HKT Ltd., units	157,728,460	201,765
Com Hem Holding AB1	14,281,000	177,842
NTT DoCoMo, Inc.	6,373,000	153,672
Telia Co. AB	36,210,000	147,582
CenturyLink, Inc.	5,109,596	131,163
TalkTalk Telecom Group PLC[1]	51,345,000	128,482
freenet AG	3,122,600	97,996
Advanced Info Service PCL	18,358,000	92,878
MTN Group Ltd.	7,705,691	72,941
Hutchison Telecommunications Hong Kong Holdings Ltd.	180,416,000	53,348
		7,459,042
Industrials 5.89%
Lockheed Martin Corp.	5,081,374	1,369,176
Abertis Infraestructuras, SA, Class A, non-registered shares[1]	50,125,085	881,810
General Electric Co.	26,141,000	757,827
Boeing Co.	4,015,500	742,185
BAE Systems PLC	60,272,900	489,470
Sydney Airport, units	84,381,562	435,344
Caterpillar Inc.	3,615,780	369,750
Singapore Technologies Engineering Ltd	73,375,000	199,042
Airbus SE, non-registered shares	2,075,889	167,854
MTR Corp. Ltd.	26,903,500	154,953
KONE Oyj, Class B	1,802,514	82,584
Capital Income Builder — Page 3 of 32

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
United Technologies Corp.	600,000	$71,394
Air New Zealand Ltd.	39,377,907	68,944
BTS Rail Mass Transit Growth Infrastructure Fund	200,000,000	64,759
Covanta Holding Corp.	3,025,600	44,022
Norfolk Southern Corp.	322,000	37,832
Transurban Group	3,668,056	33,509
Kühne + Nagel International AG	207,586	31,378
R.R. Donnelley & Sons Co.	2,216,233	27,858
PayPoint PLC	1,905,000	25,093
Safran SA	272,000	22,524
CTCI Corp. (Taiwan)	9,300,000	16,275
LSC Communications, Inc.	278,381	7,202
		6,100,785
Information technology 5.67%
Taiwan Semiconductor Manufacturing Co., Ltd.	180,035,000	1,160,611
Intel Corp.	22,647,100	818,693
International Business Machines Corp.	4,102,134	657,531
Microsoft Corp.	8,896,400	609,048
Broadcom Ltd.	2,479,100	547,410
Texas Instruments Inc.	4,206,900	333,102
Apple Inc.	2,260,000	324,649
Cisco Systems, Inc.	8,600,000	293,002
VTech Holdings Ltd.[1]	20,089,300	254,527
Vanguard International Semiconductor Corp.[1]	114,815,725	219,197
Paychex, Inc.	3,282,000	194,557
HP Inc.	8,279,300	155,816
Western Union Co.	4,712,000	93,580
Xilinx, Inc.	1,144,200	72,211
QUALCOMM Inc.	1,186,550	63,765
Accenture PLC, Class A	323,300	39,216
Automatic Data Processing, Inc.	345,600	36,112
		5,873,027
Consumer discretionary 4.40%
Las Vegas Sands Corp.	15,890,700	937,392
McDonald’s Corp.	3,334,700	466,625
Six Flags Entertainment Corp.[1]	6,177,558	386,777
ITV PLC	99,980,960	271,940
SES SA, Class A (FDR)	11,711,550	256,105
Greene King PLC[1]	24,691,512	240,173
Ford Motor Co.	20,000,000	229,400
Taylor Wimpey plc	88,132,500	228,299
Toyota Motor Corp.	3,468,000	187,750
Sands China Ltd.	32,510,800	147,542
ProSiebenSat.1 Media SE	3,468,564	147,316
AA PLC[1]	37,969,677	128,503
Modern Times Group MTG AB, Class B	3,908,862	127,540
Barratt Developments PLC	15,326,775	115,038
William Hill PLC	27,608,000	104,949
Daimler AG	1,345,400	100,243
Marston’s PLC[1]	41,657,428	77,101
Gannett Co., Inc.[1]	8,547,400	71,456
DineEquity, Inc.[1]	1,107,699	62,629
Stella International Holdings Ltd.	32,259,000	56,071
Capital Income Builder — Page 4 of 32

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
WPP PLC	2,394,000	$51,255
Ladbrokes Coral Group PLC	25,130,000	42,606
BCA Marketplace PLC	15,524,700	39,512
Leifheit AG, non-registered shares[1]	320,000	24,752
Fielmann AG	265,442	20,292
Pacific Textiles Holdings Ltd.	17,431,000	19,340
Chow Sang Sang Holdings International Ltd.	5,278,000	13,503
Sitoy Group Holdings Ltd.	6,703,000	1,370
		4,555,479
Real estate 4.24%
Crown Castle International Corp. REIT	15,726,143	1,487,693
Link REIT	68,249,396	490,921
Gaming and Leisure Properties, Inc. REIT[1]	12,928,657	449,917
Iron Mountain Inc. REIT	8,058,956	280,129
Lamar Advertising Co. REIT, Class A	3,237,343	233,315
HCP, Inc. REIT	6,820,000	213,807
Public Storage REIT	981,000	205,402
Hospitality Properties Trust REIT	4,941,000	157,272
Fibra Uno Administración, SA de CV REIT	78,789,800	137,614
American Campus Communities, Inc. REIT	2,805,500	132,953
TAG Immobilien AG1	8,457,538	120,411
Land and Houses PCL, foreign registered	177,815,606	52,949
Land and Houses PCL, nonvoting depository receipt	173,599,394	51,693
Nexity SA, Class A, non-registered shares	1,176,932	63,993
Unibail-Rodamco SE, non-registered shares REIT	242,422	59,535
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund REIT[1]	122,426,900	59,461
Allied Properties REIT	1,898,000	50,931
RioCan REIT	2,650,000	50,338
OUTFRONT Media Inc. REIT	1,907,400	49,898
Ventas, Inc. REIT	667,700	42,740
		4,390,972
Materials 1.75%
Amcor Ltd.	40,595,871	477,555
Rio Tinto PLC	11,299,000	448,107
Agrium Inc.	2,479,900	232,937
Potash Corp. of Saskatchewan Inc.	11,289,200	190,562
Dow Chemical Co.	2,282,400	143,335
Givaudan SA	66,000	127,158
BHP Billiton PLC	6,376,000	97,034
BASF SE	470,000	45,801
Praxair, Inc.	265,500	33,182
Greatview Aseptic Packaging Co. Ltd.	43,742,000	22,663
		1,818,334
Miscellaneous 2.73%
Other common stocks in initial period of acquisition		2,828,496
Total common stocks (cost: $71,480,737,000)		80,774,808
Capital Income Builder — Page 5 of 32

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[3]	13,000	$8,141
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,374
Total preferred securities (cost: $17,994,000)		13,515
Convertible stocks 0.49% Utilities 0.19%
Dominion Resources, Inc., convertible preferred, Series A, units	3,968,702	200,428
Real estate 0.16%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	1,374,794	159,132
Energy 0.03%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	729,294	33,584
Miscellaneous 0.11%
Other convertible stocks in initial period of acquisition		115,280
Total convertible stocks (cost: $471,745,000)		508,424
Bonds, notes & other debt instruments 17.88% U.S. Treasury bonds & notes 7.57% U.S. Treasury 6.92%	Principal amount (000)
U.S. Treasury 4.50% 2017	$100,000	100,143
U.S. Treasury 8.75% 2017	50,000	50,157
U.S. Treasury 8.875% 2017	135,850	139,023
U.S. Treasury 3.50% 2018[4]	75,000	76,427
U.S. Treasury 0.75% 2019	3,000	2,964
U.S. Treasury 1.125% 2019	32,257	32,197
U.S. Treasury 1.625% 2019	470	473
U.S. Treasury 1.75% 2019	13,570	13,704
U.S. Treasury 3.125% 2019	100,000	103,703
U.S. Treasury 8.125% 2019	93,440	107,785
U.S. Treasury 1.125% 2020	51,950	51,495
U.S. Treasury 1.25% 2020	80,850	80,518
U.S. Treasury 1.25% 2020	40,700	40,506
U.S. Treasury 1.375% 2020	70,000	69,825
U.S. Treasury 1.375% 2020	69,577	69,089
U.S. Treasury 1.375% 2020	16,500	16,476
U.S. Treasury 1.625% 2020	52,000	52,167
U.S. Treasury 1.75% 2020	36,615	36,823
U.S. Treasury 3.50% 2020	182,650	193,682
U.S. Treasury 3.625% 2020	73,700	78,165
U.S. Treasury 8.50% 2020	76,000	90,814
U.S. Treasury 8.75% 2020	188,700	229,448
U.S. Treasury 8.75% 2020	180,000	221,666
U.S. Treasury 1.125% 2021	172,050	167,978
U.S. Treasury 1.125% 2021	89,668	87,450
U.S. Treasury 1.25% 2021	45,000	43,998
U.S. Treasury 1.375% 2021	200,000	197,438
Capital Income Builder — Page 6 of 32

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2021	$19,000	$18,819
U.S. Treasury 1.75% 2021	250,161	249,936
U.S. Treasury 2.00% 2021	125,380	126,614
U.S. Treasury 2.25% 2021	42,570	43,485
U.S. Treasury 3.125% 2021	75,000	79,196
U.S. Treasury 3.625% 2021	31,600	33,919
U.S. Treasury 8.00% 2021	287,500	365,530
U.S. Treasury 8.125% 2021	124,000	156,662
U.S. Treasury 1.875% 2022	784,974	787,148
U.S. Treasury 1.875% 2022	14,168	14,215
U.S. Treasury 2.00% 2022	34,650	34,777
U.S. Treasury 2.125% 2022	67,680	68,346
U.S. Treasury 7.25% 2022	137,500	174,614
U.S. Treasury 7.625% 2022	25,000	32,498
U.S. Treasury 1.375% 2023	50,000	48,151
U.S. Treasury 1.50% 2023	64,170	62,521
U.S. Treasury 1.625% 2023	164,250	160,682
U.S. Treasury 2.125% 2023	152,169	152,858
U.S. Treasury 2.25% 2023	150,000	151,717
U.S. Treasury 6.25% 2023	145,000	181,556
U.S. Treasury 7.125% 2023	235,000	301,810
U.S. Treasury 2.125% 2024	220,000	220,594
U.S. Treasury 2.125% 2024	37,000	37,081
U.S. Treasury 2.25% 2024	55,000	55,374
U.S. Treasury 2.25% 2024	20,000	20,222
U.S. Treasury 6.875% 2025	25,000	33,948
U.S. Treasury 7.625% 2025	25,000	34,918
U.S. Treasury 2.00% 2026	95,400	93,125
U.S. Treasury 6.00% 2026	56,000	72,947
U.S. Treasury 6.50% 2026	178,000	242,755
U.S. Treasury 2.25% 2027	172,077	171,619
U.S. Treasury 6.125% 2027	102,000	138,385
U.S. Treasury 6.375% 2027	45,000	61,798
U.S. Treasury 5.50% 2028	40,000	52,438
U.S. Treasury 6.125% 2029	30,000	41,960
U.S. Treasury 6.25% 2030	107,000	153,119
U.S. Treasury 2.875% 2045	76,415	75,115
U.S. Treasury 2.25% 2046	1,448	1,243
U.S. Treasury 2.875% 2046	64,870	63,760
		7,169,569
U.S. Treasury inflation-protected securities 0.65%
U.S. Treasury Inflation-Protected Security 0.125% 2020[5]	52,007	52,605
U.S. Treasury Inflation-Protected Security 2.375% 2025[5]	166,566	192,842
U.S. Treasury Inflation-Protected Security 0.625% 2026[5]	102,511	104,919
U.S. Treasury Inflation-Protected Security 2.00% 2026[5]	54,366	61,978
U.S. Treasury Inflation-Protected Security 0.375% 2027[5]	79,661	79,789
U.S. Treasury Inflation-Protected Security 2.375% 2027[5]	43,482	51,646
U.S. Treasury Inflation-Protected Security 2.125% 2041[5]	823	1,050
U.S. Treasury Inflation-Protected Security 0.75% 2042[5]	50,718	49,156
U.S. Treasury Inflation-Protected Security 1.375% 2044[5]	76,895	85,355
		679,340
Total U.S. Treasury bonds & notes		7,848,909
Capital Income Builder — Page 7 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 6.47% Energy 1.22%	Principal amount (000)	Value (000)
American Energy (Marcellus), Term Loan A, (3-month USD-LIBOR + 7.50%) 8.534% 2021[6,7,8]	$3,275	$388
American Energy (Marcellus), Term Loan B, (3-month USD-LIBOR + 4.25%) 5.284% 2020[6,7,8]	1,417	1,002
American Energy (Permian Basin) 7.125% 2020[3]	4,425	3,612
American Energy (Permian Basin) 7.375% 2021[3]	1,700	1,388
Anadarko Petroleum Corp. 4.85% 2021	1,040	1,119
Anadarko Petroleum Corp. 5.55% 2026	12,605	14,133
Anadarko Petroleum Corp. 6.20% 2040	1,580	1,828
Anadarko Petroleum Corp. 6.60% 2046	5,175	6,386
APT Pipelines Ltd. 4.20% 2025[3]	4,440	4,574
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[3]	1,725	1,775
Boardwalk Pipelines, LP 4.95% 2024	4,695	5,011
Canadian Natural Resources Ltd. 3.80% 2024	1,975	2,002
Cenovus Energy Inc. 3.00% 2022	16,340	16,127
Cenovus Energy Inc. 3.80% 2023	6,120	6,180
Cenovus Energy Inc. 4.25% 2027[3]	15,880	15,806
Cenovus Energy Inc. 5.40% 2047[3]	8,960	8,816
Cheniere Energy, Inc. 7.00% 2024[3]	3,530	3,962
Cheniere Energy, Inc. 5.875% 2025[3]	725	775
Chesapeake Energy Corp. (3-month USD-LIBOR + 3.25%) 4.408% 2019[8]	2,000	2,000
Chesapeake Energy Corp. 8.00% 2022[3]	2,000	2,115
Chesapeake Energy Corp., Term Loan, (3-month USD-LIBOR + 7.50%) 8.553% 2021[6,7,8]	2,150	2,326
Chevron Corp. 1.561% 2019	7,400	7,395
Chevron Corp. 2.10% 2021	20,720	20,676
Chevron Corp. 2.498% 2022	10,560	10,652
Chevron Corp. 2.954% 2026	13,000	12,977
Concho Resources Inc. 5.50% 2023	3,250	3,386
ConocoPhillips 4.20% 2021	3,120	3,340
ConocoPhillips 4.95% 2026	13,285	14,904
Devon Energy Corp. 5.85% 2025	600	696
Devon Energy Corp. 5.00% 2045	7,825	7,980
Diamond Offshore Drilling, Inc. 4.875% 2043	18,910	13,757
Ecopetrol SA 5.875% 2023	3,575	3,878
Ecopetrol SA 5.875% 2045	1,425	1,315
Enbridge Energy Partners, LP 9.875% 2019	5,000	5,666
Enbridge Energy Partners, LP 4.375% 2020	1,865	1,968
Enbridge Energy Partners, LP 5.20% 2020	650	698
Enbridge Energy Partners, LP 5.875% 2025	32,275	36,862
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,647
Enbridge Energy Partners, LP 7.375% 2045	46,505	59,781
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,200	24,193
Enbridge Inc. 4.00% 2023	11,555	12,021
Enbridge Inc. 4.25% 2026	1,750	1,828
Enbridge Inc. 5.50% 2046	7,320	8,071
Energy Transfer Partners, LP 4.75% 2026	1,250	1,308
Energy Transfer Partners, LP 4.20% 2027	8,020	8,124
Energy Transfer Partners, LP 5.50% 2027	1,000	1,080
Energy Transfer Partners, LP 6.125% 2045	8,265	9,010
Energy Transfer Partners, LP 5.30% 2047	3,700	3,665
EnLink Midstream Partners, LP 2.70% 2019	5,920	5,930
EnLink Midstream Partners, LP 4.40% 2024	3,815	3,919
EnLink Midstream Partners, LP 4.15% 2025	4,865	4,895
EnLink Midstream Partners, LP 4.85% 2026	5,489	5,778
EnLink Midstream Partners, LP 5.05% 2045	5,095	4,840
Ensco PLC 5.20% 2025	6,010	5,124
Capital Income Builder — Page 8 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ensco PLC 5.75% 2044	$1,060	$777
Extraction Oil & Gas Holdings LLC 7.875% 2021[3]	875	921
Exxon Mobil Corp. 2.222% 2021	7,750	7,807
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	11,000	9,721
Halliburton Co. 3.80% 2025	15,380	15,846
Halliburton Co. 5.00% 2045	9,730	10,440
Husky Energy Inc. 6.20% 2017	5,500	5,593
Husky Energy Inc. 7.25% 2019	4,500	5,069
Kinder Morgan Energy Partners, LP 5.00% 2043	8,020	7,848
Kinder Morgan Energy Partners, LP 5.40% 2044	9,505	9,694
Kinder Morgan Energy Partners, LP 5.50% 2044	3,200	3,293
Kinder Morgan Finance Co. 5.05% 2046	7,500	7,490
Kinder Morgan, Inc. 4.30% 2025	130,619	136,280
Kinder Morgan, Inc. 5.55% 2045	52,160	55,439
MPLX LP 4.125% 2027	4,890	4,963
MPLX LP 5.20% 2047	755	776
NGL Energy Partners LP 5.125% 2019	3,100	3,108
NGPL PipeCo LLC 7.119% 2017[3]	10,225	10,551
NGPL PipeCo LLC 9.625% 2019[3]	6,425	6,640
NGPL PipeCo LLC 7.768% 2037[3]	10,000	11,550
Noble Corp. PLC 5.75% 2018	1,090	1,106
Noble Corp. PLC 7.70% 2025	4,470	4,045
Noble Corp. PLC 8.70% 2045	7,020	6,156
NuStar Logistics, LP 5.625% 2027	750	775
Parsley Energy, Inc. 6.25% 2024[3]	900	956
PDC Energy Inc. 7.75% 2022	5,150	5,433
Pemex Project Funding Master Trust 5.75% 2018	2,750	2,836
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	10,000	10,450
Petrobras Global Finance Co. 8.375% 2021	4,000	4,534
Petrobras Global Finance Co. 6.25% 2024	2,320	2,410
Petrobras Global Finance Co. 7.375% 2027	750	807
Petrobras Global Finance Co. 6.85% 2115	2,075	1,858
Petróleos Mexicanos 5.50% 2019	3,725	3,906
Petróleos Mexicanos 6.375% 2021	4,780	5,216
Petróleos Mexicanos 4.50% 2026	11,830	11,505
Petróleos Mexicanos 6.875% 2026	70,905	79,414
Petróleos Mexicanos 6.50% 2027[3]	4,940	5,354
Petróleos Mexicanos 5.50% 2044	3,650	3,221
Petróleos Mexicanos 5.625% 2046	10,840	9,691
Petróleos Mexicanos 6.75% 2047	19,919	20,365
Phillips 66 Partners LP 2.95% 2017	4,000	4,000
Phillips 66 Partners LP 4.30% 2022	11,525	12,451
Phillips 66 Partners LP 3.605% 2025	1,075	1,069
Phillips 66 Partners LP 3.55% 2026	5,195	5,053
Phillips 66 Partners LP 4.68% 2045	160	151
Phillips 66 Partners LP 4.90% 2046	1,485	1,458
Pioneer Natural Resources Co. 3.45% 2021	1,370	1,413
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,7]	1,758	1,739
QGOG Constellation SA 6.25% 2019[3]	500	368
Range Resources Corp. 4.875% 2025	4,225	4,077
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	1,500	1,553
Regency Energy Partners LP and Regency Energy Finance Corp. 5.50% 2023	4,050	4,237
Repsol, SA 4.50% 2075	€3,200	3,578
Rice Energy Inc. 6.25% 2022	$2,200	2,311
Capital Income Builder — Page 9 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Rice Energy Inc. 7.25% 2023	$4,250	$4,611
Royal Dutch Shell PLC 1.75% 2021	14,035	13,755
Royal Dutch Shell PLC 2.50% 2026	10,275	9,847
Royal Dutch Shell PLC 3.75% 2046	1,250	1,168
Sabine Pass Liquefaction, LLC 5.625% 2021	5,500	5,986
Sabine Pass Liquefaction, LLC 6.25% 2022	3,000	3,369
Sabine Pass Liquefaction, LLC 5.625% 2023	1,000	1,104
Sabine Pass Liquefaction, LLC 5.75% 2024	2,750	3,044
Sabine Pass Liquefaction, LLC 5.625% 2025	12,895	14,119
Sabine Pass Liquefaction, LLC 5.00% 2027[3]	11,650	12,319
Sabine Pass Liquefaction, LLC 4.20% 2028[3]	2,950	2,960
Schlumberger BV 4.00% 2025[3]	25,760	27,152
Seven Generations Energy Ltd. 6.75% 2023[3]	325	346
Shell International Finance BV 1.875% 2021	5,500	5,417
Shell International Finance BV 2.875% 2026	6,630	6,551
Shell International Finance BV 4.00% 2046	6,000	5,841
SM Energy Co. 5.625% 2025	825	792
SM Energy Co. 6.75% 2026	575	582
Southwestern Energy Co. 6.70% 2025	10,335	10,335
Spectra Energy Partners, LP 2.95% 2018	4,040	4,096
Sunoco LP 6.25% 2021	3,250	3,441
Targa Resources Partners LP 4.125% 2019	6,000	6,131
Targa Resources Partners LP 5.125% 2025[3]	775	803
TC PipeLines, LP 4.375% 2025	5,345	5,508
Tesoro Corp. 4.75% 2023[3]	2,700	2,842
Tesoro Corp. 5.125% 2026[3]	10,425	11,155
Tesoro Logistics LP 5.50% 2019	575	612
Tesoro Logistics LP 6.125% 2021	430	450
Tesoro Logistics LP 6.25% 2022	1,400	1,509
Tesoro Logistics LP 6.375% 2024	340	373
TransCanada Corp. 5.875% 2076	61,650	66,428
TransCanada PipeLines Ltd. 6.50% 2018	10,000	10,593
TransCanada PipeLines Ltd., junior subordinated 6.35% 2067	12,430	11,529
Transocean Inc. 8.125% 2021	1,985	2,074
Transportadora de Gas Peru SA 4.25% 2028[3,7]	2,175	2,227
Valero Energy Partners LP 4.375% 2026	4,466	4,600
Weatherford International PLC 7.75% 2021	1,475	1,578
Weatherford International PLC 9.875% 2024[3]	1,825	2,135
Western Gas Partners LP 2.60% 2018	1,375	1,380
Western Gas Partners LP 3.95% 2025	3,035	3,054
Western Gas Partners LP 4.65% 2026	4,392	4,610
Williams Companies, Inc. 4.55% 2024	2,250	2,315
Williams Partners LP 4.125% 2020	5,000	5,241
Williams Partners LP 3.60% 2022	3,500	3,586
Williams Partners LP 4.50% 2023	3,350	3,545
Williams Partners LP 4.30% 2024	6,030	6,272
Williams Partners LP 4.00% 2025	8,480	8,664
Williams Partners LP 5.10% 2045	6,816	6,977
		1,261,017
Health care 0.93%
Abbott Laboratories 2.80% 2020	2,645	2,677
Abbott Laboratories 2.90% 2021	27,805	28,115
Abbott Laboratories 3.40% 2023	10,310	10,477
Capital Income Builder — Page 10 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Abbott Laboratories 3.75% 2026	$37,935	$38,475
Abbott Laboratories 4.75% 2036	3,775	3,921
Abbott Laboratories 4.90% 2046	12,405	13,028
AbbVie Inc. 2.50% 2020	24,235	24,465
AbbVie Inc. 2.30% 2021	11,485	11,421
AbbVie Inc. 3.20% 2022	10,015	10,203
AbbVie Inc. 2.85% 2023	3,055	3,033
AbbVie Inc. 3.20% 2026	25,375	24,776
AbbVie Inc. 4.45% 2046	16,965	16,538
Aetna Inc. 2.80% 2023	1,095	1,097
Allergan PLC 2.35% 2018	17,700	17,779
Allergan PLC 3.00% 2020	6,830	6,965
Allergan PLC 3.45% 2022	9,790	10,076
Allergan PLC 3.80% 2025	50,268	51,244
Allergan PLC 4.55% 2035	810	820
Allergan PLC 4.75% 2045	16,780	17,121
Amgen Inc. 1.85% 2021	8,835	8,633
Amgen Inc. 2.60% 2026	8,575	8,039
Baxalta Inc. 4.00% 2025	4,830	4,976
Becton, Dickinson and Co. 2.675% 2019	2,962	2,985
Becton, Dickinson and Co. 3.734% 2024	1,504	1,515
Becton, Dickinson and Co. 4.685% 2044	1,770	1,718
Biogen Inc. 5.20% 2045	4,750	5,172
Boston Scientific Corp. 2.85% 2020	13,470	13,673
Boston Scientific Corp. 6.00% 2020	8,075	8,849
Boston Scientific Corp. 3.375% 2022	6,300	6,476
Boston Scientific Corp. 3.85% 2025	4,800	4,937
Celgene Corp. 3.625% 2024	11,015	11,303
Celgene Corp. 3.875% 2025	22,730	23,586
Celgene Corp. 4.625% 2044	9,505	9,627
Centene Corp. 5.625% 2021	4,830	5,090
Centene Corp. 4.75% 2022	7,730	8,059
Centene Corp. 6.125% 2024	1,350	1,458
Centene Corp. 4.75% 2025	950	968
Community Health Systems Inc. 6.25% 2023	8,050	8,221
DJO Finance LLC 8.125% 2021[3]	3,675	3,289
EMD Finance LLC 2.40% 2020[3]	1,600	1,606
EMD Finance LLC 2.95% 2022[3]	9,800	9,923
EMD Finance LLC 3.25% 2025[3]	23,400	23,315
Endo Finance LLC & Endo Finco Inc. 6.00% 2023[3]	3,175	2,798
Endo Finance LLC & Endo Finco Inc. 5.875% 2024[3]	1,250	1,277
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[3]	915	851
Express Scripts Inc. 4.80% 2046	375	366
Gilead Sciences, Inc. 2.95% 2027	8,375	8,042
Gilead Sciences, Inc. 4.15% 2047	4,415	4,177
HCA Inc. 3.75% 2019	1,915	1,963
HCA Inc. 6.50% 2020	5,000	5,500
HCA Inc. 5.25% 2026	4,175	4,462
Humana Inc. 3.85% 2024	6,800	7,053
Humana Inc. 3.95% 2027	1,500	1,550
Humana Inc. 4.95% 2044	700	750
Humana Inc. 4.80% 2047	3,525	3,752
IMS Health Holdings, Inc. 5.00% 2026[3]	760	783
inVentiv Health, Inc. 7.50% 2024[3]	1,875	1,945
Capital Income Builder — Page 11 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
inVentiv Health, Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.804% 2023[6,7,8]	$5,985	$6,028
Kinetic Concepts, Inc. 7.875% 2021[3]	1,475	1,576
Kinetic Concepts, Inc. 12.50% 2021[3]	5,000	5,625
Laboratory Corporation of America Holdings 4.70% 2045	12,565	12,499
Mallinckrodt PLC 5.625% 2023[3]	4,195	4,027
McKesson Corp. 2.284% 2019	4,815	4,845
MEDNAX, Inc. 5.25% 2023[3]	1,210	1,240
Medtronic, Inc. 3.35% 2027	5,000	5,092
Medtronic, Inc. 4.625% 2045	5,825	6,354
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 1.412% 2018[8]	30,000	30,110
Molina Healthcare, Inc. 5.375% 2022	4,355	4,562
Novartis AG 5.125% 2019	15,000	15,894
Novartis AG 3.10% 2027	2,500	2,522
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.431% 2018[8]	5,000	5,019
Pfizer Inc. 7.20% 2039	196	282
Roche Holdings, Inc. 2.375% 2027[3]	19,075	18,095
Shire PLC 2.40% 2021	20,275	20,049
Shire PLC 2.875% 2023	20,080	19,714
Shire PLC 3.20% 2026	35,390	34,332
Tenet Healthcare Corp. 6.25% 2018	4,000	4,213
Tenet Healthcare Corp. 6.00% 2020	2,115	2,231
Tenet Healthcare Corp. 4.375% 2021	5,000	5,019
Tenet Healthcare Corp. 4.50% 2021	16,875	16,938
Teva Pharmaceutical Finance Company BV 2.20% 2021	23,665	23,025
Teva Pharmaceutical Finance Company BV 2.80% 2023	8,980	8,661
Teva Pharmaceutical Finance Company BV 3.15% 2026	47,510	44,323
Teva Pharmaceutical Finance Company BV 4.10% 2046	13,390	11,569
UnitedHealth Group Inc. 2.70% 2020	6,460	6,609
UnitedHealth Group Inc. 2.125% 2021	4,000	3,999
UnitedHealth Group Inc. 3.75% 2025	8,180	8,612
UnitedHealth Group Inc. 3.375% 2027	1,500	1,529
UnitedHealth Group Inc. 3.45% 2027	8,500	8,712
UnitedHealth Group Inc. 4.625% 2035	1,475	1,622
UnitedHealth Group Inc. 4.75% 2045	2,455	2,743
UnitedHealth Group Inc. 4.25% 2047	500	517
Valeant Pharmaceuticals International Inc. 5.50% 2023[3]	63,525	47,167
VPI Escrow Corp. 6.75% 2018[3]	5,213	5,210
VPI Escrow Corp. 6.375% 2020[3]	15,935	13,764
VPI Escrow Corp. 6.50% 2022[3]	3,800	3,900
VPI Escrow Corp. 7.00% 2024[3]	1,000	1,022
VRX Escrow Corp. 5.375% 2020[3]	3,465	2,980
VRX Escrow Corp. 5.875% 2023[3]	1,615	1,201
VRX Escrow Corp. 6.125% 2025[3]	1,110	824
WellCare Health Plans, Inc. 5.25% 2025	725	756
WellPoint, Inc. 2.30% 2018	2,740	2,756
WellPoint, Inc. 2.25% 2019	2,000	2,009
Zimmer Holdings, Inc. 2.00% 2018	4,800	4,813
Zimmer Holdings, Inc. 2.70% 2020	6,600	6,677
Zimmer Holdings, Inc. 3.15% 2022	4,800	4,858
Zimmer Holdings, Inc. 3.55% 2025	4,985	4,974
		962,016
Capital Income Builder — Page 12 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials 0.88%	Principal amount (000)	Value (000)
ACE Capital Trust II 9.70% 2030	$7,210	$10,797
ACE INA Holdings Inc. 2.30% 2020	1,625	1,634
ACE INA Holdings Inc. 2.875% 2022	3,695	3,746
ACE INA Holdings Inc. 3.35% 2026	3,690	3,780
ACE INA Holdings Inc. 4.35% 2045	4,135	4,431
Allstate Corp. 4.20% 2046	680	701
Ally Financial Inc. 4.625% 2022	5,460	5,583
Ally Financial Inc. 5.75% 2025	2,000	2,055
American Express Co. 6.15% 2017	9,080	9,219
AXA SA, junior subordinated 6.463% (undated)[3]	1,900	1,921
AXA SA, Series B, junior subordinated 6.379% (undated)[3]	7,000	7,726
Banco Santander, SA 3.70% 2022[3]	9,000	9,039
Bank of America Corp. 5.75% 2017	5,000	5,121
Bank of America Corp. 5.65% 2018	1,940	2,014
Bank of America Corp. 2.625% 2020	6,250	6,296
Bank of America Corp. 5.875% 2021	5,000	5,586
Bank of America Corp. 3.248% 2027	5,530	5,329
Bank of America Corp. 3.705% 2028	14,750	14,800
Bank of America Corp. 3.824% 2028	19,641	19,813
Bank of America Corp. 4.244% 2038	10,000	10,050
Bank of America Corp. junior subordinated 6.25% noncumulative (undated)	6,875	7,383
Bank of New York Mellon Corp. 2.10% 2019	15,000	15,093
Bank of Nova Scotia 2.70% 2022	9,250	9,330
Barclays Bank PLC 5.14% 2020	15,525	16,679
Barclays Bank PLC 4.375% 2026	7,750	7,972
Barclays Bank PLC 4.95% 2047	1,250	1,289
BB&T Corp. 2.45% 2020	7,800	7,900
Berkshire Hathaway Finance Corp. 1.15% 2018	2,250	2,244
Berkshire Hathaway Inc. 2.20% 2021	5,000	5,034
Berkshire Hathaway Inc. 3.125% 2026	6,005	6,063
BNP Paribas 4.625% 2027[3]	2,000	2,050
BPCE SA group 2.75% 2021	9,500	9,514
Charles Schwab Corp, Series E, junior subordinated 4.625% 2049	3,750	3,792
CIT Group Inc. 5.00% 2018[3]	7,000	7,045
CIT Group Inc. 3.875% 2019	2,525	2,601
Citigroup Inc. 2.50% 2018	7,500	7,564
Citigroup Inc. 8.50% 2019	12,656	14,257
Citigroup Inc. 2.116% 2022[8]	15,000	15,033
Citigroup Inc. 2.75% 2022	9,000	8,985
Citigroup Inc. 3.20% 2026	24,734	23,963
Citigroup Inc. 3.887% 2028	7,080	7,198
Citigroup Inc., Series Q, junior subordinated 5.95% (undated)	5,723	6,029
Citigroup Inc., Series T, 6.25% (undated)	113	123
CNA Financial Corp. 7.35% 2019	6,000	6,754
Crédit Agricole SA 3.375% 2022[3]	6,750	6,811
Credit Suisse Group AG 3.80% 2022	7,888	8,129
Credit Suisse Group AG 3.80% 2023	12,050	12,311
Credit Suisse Group AG 4.55% 2026	7,500	7,885
Discover Financial Services 10.25% 2019	4,334	4,963
Discover Financial Services 4.10% 2027	12,500	12,598
Goldman Sachs Group, Inc. 5.75% 2022	7,500	8,472
Goldman Sachs Group, Inc. 3.50% 2026	25,334	25,158
HBOS PLC 6.75% 2018[3]	25,085	26,239
HSBC Holdings PLC (3-month USD-LIBOR + 0.88%) 2.037% 2018[8]	5,000	5,029
Capital Income Builder — Page 13 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
HSBC Holdings PLC 4.041% 2028	$7,800	$7,987
Intesa Sanpaolo SpA 5.017% 2024[3]	6,370	6,078
iStar Financial Inc. 4.875% 2018	1,650	1,675
JPMorgan Chase & Co. 6.30% 2019	5,000	5,416
JPMorgan Chase & Co. 4.625% 2021	5,000	5,416
JPMorgan Chase & Co. 3.54% 2028	16,900	16,858
JPMorgan Chase & Co. 3.782% 2028	18,510	18,844
JPMorgan Chase & Co., Series I, junior subordinated 7.90% 2049	49,540	51,831
Leucadia National Corp. 5.50% 2023	3,265	3,521
Lloyds Banking Group PLC 3.75% 2027	1,750	1,749
MetLife Global Funding I 2.30% 2019[3]	5,395	5,443
MetLife Global Funding I 2.00% 2020[3]	2,155	2,148
MetLife Global Funding I 2.50% 2020[3]	4,000	4,020
MetLife Global Funding I 1.95% 2021[3]	11,000	10,764
MetLife, Inc. 3.60% 2025	2,870	2,967
Metropolitan Life Global Funding I, 3.45% 2026[3]	2,420	2,466
Morgan Stanley 2.125% 2018	10,000	10,044
Morgan Stanley 2.50% 2021	15,000	14,970
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.336% 2022[8]	3,500	3,534
Morgan Stanley, (3-month USD-LIBOR + 1.22%) 2.373% 2024[8]	44,750	44,935
Morgan Stanley 3.875% 2026	7,525	7,707
Morgan Stanley 3.625% 2027	25,053	25,171
Navient Corp. 6.50% 2022	475	492
Navient Corp. 7.25% 2023	3,250	3,413
New York Life Global Funding 1.50% 2019[3]	3,665	3,622
New York Life Global Funding 2.10% 2019[3]	6,000	6,042
New York Life Global Funding 1.95% 2020[3]	2,190	2,187
New York Life Global Funding 2.00% 2020[3]	500	500
New York Life Global Funding 1.70% 2021[3]	21,500	20,945
Nordea Bank AB 1.625% 2018[3]	2,500	2,500
Northern Trust Corp. 5.85% 2017[3]	2,850	2,914
QBE Insurance Group Ltd. 2.40% 2018[3]	15,035	15,069
Rabobank Nederland 2.75% 2022	250	253
Royal Bank of Canada 2.125% 2020	5,250	5,268
Skandinaviska Enskilda Banken AB 2.80% 2022	1,250	1,263
Swedbank AB 2.80% 2022[3]	7,750	7,826
TD Ameritrade Holding Co. 3.30% 2027	5,330	5,343
U.S. Bancorp 3.15% 2027	11,500	11,525
UniCredit SPA 3.75% 2022[3]	1,900	1,903
UniCredit SPA 4.625% 2027[3]	9,000	9,067
US Bancorp. (3-month USD-LIBOR + 0.49%) 1.529% 2018[8]	5,000	5,025
US Bancorp. 2.625% 2022	12,200	12,314
US Bank NA 2.00% 2020	2,000	2,013
Wells Fargo & Co. 2.10% 2021	15,000	14,815
Wells Fargo & Co. 3.00% 2026	8,820	8,504
Wells Fargo & Co., Series K, junior subordinated 7.98% 2049	71,606	75,007
		912,485
Telecommunication services 0.64%
Altice Finco SA, First Lien, 7.75% 2022[3]	11,250	11,981
Altice NV 6.50% 2022[3]	700	736
América Móvil, SAB de CV 6.45% 2022	MXN45,000	2,242
América Móvil, SAB de CV 8.46% 2036	147,200	7,089
AT&T Inc. 4.250% 2027	$31,883	32,599
Capital Income Builder — Page 14 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 8.25% 2031	$2,633	$3,681
AT&T Inc. 5.45% 2047	18,250	18,870
AT&T Inc. 4.50% 2048	2,750	2,492
CenturyLink, Inc. 7.50% 2024	49,766	54,183
CenturyLink, Inc., Series T, 5.80% 2022	11,450	12,023
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[3]	5,895	6,090
Deutsche Telekom International Finance BV 6.75% 2018	15,000	15,952
Deutsche Telekom International Finance BV 2.82% 2022[3]	11,250	11,274
Frontier Communications Corp. 8.875% 2020	5,500	5,827
Frontier Communications Corp. 9.25% 2021	5,575	5,716
Frontier Communications Corp. 10.50% 2022	10,825	10,947
Frontier Communications Corp. 7.125% 2023	1,650	1,452
Frontier Communications Corp. 11.00% 2025	71,060	68,839
Inmarsat PLC 6.50% 2024[3]	1,000	1,060
Intelsat Jackson Holding Co. 7.25% 2019	600	581
Intelsat Jackson Holding Co. 7.25% 2020	625	588
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 9.75% 2020 (100% PIK)[6,7,8,9]	5,513	5,281
Numericable Group SA 6.00% 2022[3]	2,495	2,610
Numericable Group SA 7.375% 2026[3]	3,650	3,855
SoftBank Group Corp. 3.36% 2023[3,7]	20,000	20,225
Sprint Corp. 8.375% 2017	22,875	23,327
Sprint Corp. 6.90% 2019	17,200	18,512
Sprint Corp. 11.50% 2021	158,585	201,006
Sprint Corp. 7.875% 2023	42,000	47,250
TELUS Corp. 3.70% 2027	3,000	3,024
T-Mobile US, Inc. 6.50% 2024	3,000	3,255
T-Mobile US, Inc. 6.375% 2025	8,275	9,064
T-Mobile US, Inc. 6.50% 2026	18,575	20,641
Verizon Communications Inc. 2.946% 2022[3]	800	803
Verizon Communications Inc. 4.125% 2027	9,302	9,504
Verizon Communications Inc. 4.125% 2046	6,250	5,472
Verizon Communications Inc. 4.862% 2046	3,343	3,259
Verizon Communications Inc. 4.522% 2048	6,695	6,140
Wind Acquisition SA 4.75% 2020[3]	9,300	9,498
		666,948
Consumer discretionary 0.64%
21st Century Fox America, Inc. 4.95% 2045	1,700	1,790
Adient Global Holdings Ltd. 4.875% 2026[3]	750	756
Amazon.com, Inc. 4.95% 2044	2,750	3,167
Bayerische Motoren Werke AG 1.45% 2019[3]	10,210	10,127
Bayerische Motoren Werke AG 2.00% 2021[3]	11,500	11,365
Cablevision Systems Corp. 7.75% 2018	18,475	19,376
Cablevision Systems Corp. 5.50% 2027[3]	2,400	2,487
CBS Corp. 1.95% 2017	8,000	8,006
CBS Outdoor Americas Inc. 5.25% 2022	1,500	1,564
CBS Outdoor Americas Inc. 5.625% 2024	799	842
CCO Holdings LLC and CCO Holdings Capital Corp. 3.579% 2020	7,815	8,086
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	6,175	6,577
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	26,560	28,529
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[3]	3,275	3,445
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	4,575	4,871
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[3]	22,585	23,093
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047[3]	4,745	4,872
Capital Income Builder — Page 15 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Cedar Fair, LP 5.375% 2027[3]	$525	$544
Clear Channel Worldwide Holdings, Inc. 7.625% 2020	1,775	1,802
Comcast Corp. 6.30% 2017	7,000	7,182
Comcast Corp. 2.35% 2027	12,635	11,733
Comcast Corp. 3.30% 2027	12,500	12,586
Comcast Corp. 4.75% 2044	6,995	7,469
Cumulus Media Inc. 7.75% 2019	5,030	1,408
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[6,7,8]	2,045	1,605
Daimler Finance NA LLC 2.70% 2020[3]	1,500	1,515
DaimlerChrysler North America Holding Corp. (3-month USD-LIBOR + 0.86%) 1.894% 2018[3,8]	1,500	1,508
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	14,875	14,590
DaimlerChrysler North America Holding Corp. 2.20% 2021[3]	1,125	1,108
DaimlerChrysler North America Holding Corp. 2.85% 2022[3]	2,500	2,535
DaimlerChrysler North America Holding Corp. 3.30% 2025[3]	6,750	6,792
DISH DBS Corp. 7.875% 2019	7,000	7,796
DISH DBS Corp. 5.125% 2020	3,250	3,404
Dollar Tree Inc. 5.25% 2020	575	592
Dollar Tree Inc. 5.75% 2023	11,175	11,913
Federated Department Stores, Inc. 6.90% 2029	3,177	3,431
Ford Motor Co. 4.346% 2026	14,250	14,626
Ford Motor Co. 4.75% 2043	750	709
Ford Motor Co. 5.291% 2046	6,605	6,707
Ford Motor Credit Co. 2.375% 2018	2,500	2,511
Ford Motor Credit Co. 2.597% 2019	810	815
Ford Motor Credit Co. 3.219% 2022	4,390	4,424
Ford Motor Credit Co. 3.339% 2022	4,530	4,568
Ford Motor Credit Co. 3.664% 2024	1,000	994
Ford Motor Credit Co. 4.134% 2025	10,000	10,152
Gannett Co., Inc. 5.125% 2019	1,385	1,421
Gannett Co., Inc. 4.875% 2021[3]	435	450
General Motors Financial Co. 6.75% 2018	1,500	1,577
General Motors Financial Co. 3.70% 2020	15,890	16,392
General Motors Financial Co. 4.375% 2021	5,000	5,272
General Motors Financial Co. 3.45% 2022	3,170	3,204
General Motors Financial Co. 3.70% 2023	2,730	2,748
General Motors Financial Co. 4.30% 2025	7,500	7,648
General Motors Financial Co. 4.00% 2026	3,500	3,490
Hilton Worldwide Holdings Inc. 4.25% 2024[3]	2,000	2,020
Home Depot, Inc. 4.40% 2021	10,000	10,849
Home Depot, Inc. 2.125% 2026	10,820	10,167
Home Depot, Inc. 4.25% 2046	250	264
Hyundai Capital America 2.55% 2020[3]	3,000	3,007
International Game Technology 6.25% 2022[3]	3,000	3,285
Li & Fung Ltd. 6.00% (undated)	28,831	29,472
Limited Brands, Inc. 8.50% 2019	3,006	3,367
Limited Brands, Inc. 7.00% 2020	2,994	3,331
Limited Brands, Inc. 6.875% 2035	2,575	2,552
Lowe’s Companies, Inc. 3.10% 2027	6,000	6,007
Lowe’s Companies, Inc. 4.05% 2047	8,000	7,974
Marks and Spencer Group PLC 6.25% 2017[3]	6,729	6,885
Marriott International, Inc., Series I, 6.375% 2017	5,250	5,280
McDonald’s Corp. 2.625% 2022	2,065	2,078
McDonald’s Corp. 3.70% 2026	7,895	8,175
McDonald’s Corp. 3.50% 2027	3,000	3,053
Capital Income Builder — Page 16 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 4.875% 2045	$5,700	$6,168
McDonald’s Corp. 4.45% 2047	8,250	8,472
McGraw-Hill Global Education Holdings, LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 5.00% 2022[6,7,8]	3,583	3,548
MGM Resorts International 6.75% 2020	2,025	2,258
MGM Resorts International 7.75% 2022	12,700	14,827
MGM Resorts International 4.625% 2026	1,425	1,429
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 1.843% 2018[3,8]	13,105	13,187
NBC Universal Enterprise, Inc. 5.25% 2049[3]	9,635	10,177
Needle Merger Sub Corp. 8.125% 2019[3]	1,714	1,716
Neiman Marcus Group LTD Inc. 8.00% 2021[3]	2,150	1,269
Neiman Marcus Group LTD Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.25% 2020[6,7,8]	6,273	5,021
Newell Rubbermaid Inc. 2.60% 2019	1,210	1,226
Newell Rubbermaid Inc. 3.15% 2021	10,070	10,351
Newell Rubbermaid Inc. 3.85% 2023	11,275	11,791
Newell Rubbermaid Inc. 4.20% 2026	21,685	22,816
Newell Rubbermaid Inc. 5.50% 2046	17,835	20,783
NIKE, Inc. 3.875% 2045	7,145	7,083
PETCO Animal Supplies, Inc., Term Loan B1, (3-month USD-LIBOR + 3.25%) 4.172% 2023[6,7,8]	4,128	3,762
Petsmart, Inc. 7.125% 2023[3]	7,100	6,497
Playa Resorts Holding BV 8.00% 2020[3]	5,006	5,294
Sally Holdings LLC and Sally Capital Inc. 5.625% 2025	725	752
Schaeffler Verwaltungs 4.125% 2021[3,9]	2,250	2,287
Schaeffler Verwaltungs 4.50% 2023[3,9]	1,500	1,502
Starbucks Corp. 2.70% 2022	1,500	1,536
Starbucks Corp. 4.30% 2045	1,750	1,878
Tenneco Inc. 5.00% 2026	1,475	1,490
Thomson Reuters Corp. 1.65% 2017	2,880	2,882
Thomson Reuters Corp. 4.30% 2023	2,485	2,649
Thomson Reuters Corp. 5.65% 2043	2,375	2,712
Time Warner Cable Inc. 5.00% 2020	10,000	10,682
Time Warner Inc. 3.80% 2027	4,535	4,524
Toyota Motor Credit Corp. 2.25% 2023	3,750	3,665
Toyota Motor Credit Corp. 3.20% 2027	1,250	1,270
Univision Communications Inc. 6.75% 2022[3]	10,000	10,513
Univision Communications Inc. 5.125% 2023[3]	2,585	2,637
Volkswagen Group of America Finance, LLC 1.25% 2017[3]	5,930	5,930
Volkswagen Group of America Finance, LLC 2.40% 2020[3]	4,070	4,077
Warner Music Group 5.625% 2022[3]	5,824	6,093
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.375% 2022	1,675	1,732
Wynn Macau, Ltd. 5.25% 2021[3]	1,000	1,030
ZF Friedrichshafen AG 4.50% 2022[3]	2,500	2,634
ZF Friedrichshafen AG 4.75% 2025[3]	750	783
		664,873
Utilities 0.60%
AES Corp. 8.00% 2020	2,900	3,364
AES Corp. 7.375% 2021	5,750	6,584
AES Corp. 4.875% 2023	1,250	1,269
AES Corp. 6.00% 2026	1,250	1,323
American Electric Power Co., Inc. 2.75% 2026	20,000	19,133
Calpine Corp. 6.00% 2022[3]	350	367
Calpine Corp. 5.375% 2023	2,925	2,896
Calpine Corp. 5.875% 2024[3]	5,000	5,275
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	23,892
Capital Income Builder — Page 17 of 32

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 8.75% 2019	$2,060	$2,341
CMS Energy Corp. 6.25% 2020	43	48
CMS Energy Corp. 5.05% 2022	21,380	23,574
CMS Energy Corp. 3.875% 2024	1,650	1,716
CMS Energy Corp. 3.60% 2025	3,278	3,323
CMS Energy Corp. 3.00% 2026	20,972	20,472
CMS Energy Corp. 2.95% 2027	12,923	12,353
Consolidated Edison, Inc. 2.00% 2020	2,225	2,227
Consumers Energy Co. 3.375% 2023	613	636
Dominion Resources, Inc. 1.875% 2018[3]	11,000	10,980
Dominion Resources, Inc. 2.75% 2022	2,616	2,619
Duke Energy Corp. 3.75% 2024	2,490	2,593
Duke Energy Corp. 2.65% 2026	10,225	9,681
Duke Energy Florida, LLC 1.85% 2020	2,834	2,838
Duke Energy Florida, LLC 3.20% 2027	5,210	5,281
Dynegy Finance Inc. 6.75% 2019	2,520	2,570
Dynegy Finance Inc. 7.375% 2022	2,290	2,204
Electricité de France SA 4.95% 2045[3]	6,500	6,643
Emera Inc. 6.75% 2076	16,424	18,169
Emera US Finance LP 3.55% 2026	3,300	3,281
Emera US Finance LP 4.75% 2046	750	763
Entergy Corp. 5.59% 2024	1,221	1,422
Entergy Corp. 2.40% 2026	7,555	7,173
Entergy Corp. 2.95% 2026	12,750	12,238
Entergy Corp. 4.44% 2026	6	7
Entergy Louisiana, LLC 3.30% 2022	3,264	3,321
Eversource Energy 2.375% 2022	2,824	2,803
Eversource Energy 2.75% 2022	2,778	2,804
Eversource Energy 2.80% 2023	3,738	3,725
Exelon Corp. 3.497% 2022	14,792	15,116
Exelon Corp. 3.40% 2026	1,570	1,563
FirstEnergy Corp. 7.375% 2031	16,432	21,677
FirstEnergy Corp., Series B, 4.25% 2023	16,962	17,693
Great Plains Energy Inc. 3.15% 2022	2,975	3,017
Great Plains Energy Inc. 3.90%2027	33,618	34,079
Great Plains Energy Inc. 4.85% 2047	18,624	18,992
MidAmerican Energy Co. 3.95% 2047	3,097	3,112
Mississippi Power Co. 4.25% 2042	17,591	15,257
National Rural Utilities Cooperative Finance Corp. 2.40% 2022	8,225	8,221
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	1,500	1,514
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	5,000	4,988
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	1,490	1,637
Northern States Power Co., First Mortgage Bonds, 2.15% 2022	2,504	2,474
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	4,075	4,086
NV Energy, Inc 6.25% 2020	15,250	17,142
Ohio Power Co., Series G, 6.60% 2033	3,178	3,965
Ohio Power Co., Series D, 6.60% 2033	704	879
Pacific Gas and Electric Co. 3.25% 2021	4,317	4,448
Pacific Gas and Electric Co. 3.25% 2023	17,442	17,959
Pacific Gas and Electric Co. 3.85% 2023	2,224	2,351
Pacific Gas and Electric Co. 3.40% 2024	4,032	4,137
Pacific Gas and Electric Co. 3.75% 2024	602	636
Pacific Gas and Electric Co. 2.95% 2026	1,894	1,876
Pacific Gas and Electric Co. 3.30% 2027	2,406	2,442
Capital Income Builder — Page 18 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp., First Mortgage Bonds, 2.95% 2023	$148	$150
Pennsylvania Electric Co. 6.05% 2017	3,000	3,043
Progress Energy, Inc. 7.05% 2019	9,650	10,524
Progress Energy, Inc. 7.00% 2031	8,000	10,670
Progress Energy, Inc. 7.75% 2031	5,081	7,150
Public Service Co. of Colorado 5.80% 2018	4,850	5,092
Public Service Co. of Colorado 2.25% 2022	3,844	3,802
Public Service Co. of Colorado 2.50% 2023	2,730	2,688
Public Service Enterprise Group Inc. 1.60% 2019	6,495	6,431
Public Service Enterprise Group Inc. 2.00% 2021	10,338	10,064
Puget Energy, Inc. 6.50% 2020	8,815	9,951
Puget Energy, Inc. 5.625% 2022	9,023	10,043
Puget Energy, Inc. 3.65% 2025	9,902	9,964
Sierra Pacific Power Co. 2.60% 2026	13,750	13,296
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	1,708	1,759
Southern Co. 2.35% 2021	3,048	3,011
State Grid Overseas Investment Ltd. 3.50% 2027[3]	9,170	9,167
Talen Energy Corp. 6.50% 2018	1,000	1,012
Talen Energy Corp. 4.625% 2019[3]	530	523
Tampa Electric Co. 5.40% 2021	1,987	2,180
Tampa Electric Co. 2.60% 2022	2,399	2,380
Teco Finance, Inc. (3-month USD-LIBOR + 0.60%) 1.755% 2018[8]	1,360	1,362
Teco Finance, Inc. 5.15% 2020	19,053	20,357
Virginia Electric and Power Co. 2.75% 2023	1,268	1,267
Virginia Electric and Power Co. 3.45% 2024	1,860	1,927
Virginia Electric and Power Co. 2.95% 2026	7,335	7,300
Xcel Energy Inc. 4.70% 2020	18	19
Xcel Energy Inc. 2.60% 2022	5,670	5,681
Xcel Energy Inc. 3.30% 2025	5,850	5,905
Xcel Energy Inc. 6.50% 2036	9,572	12,245
Xcel Energy Inc. 4.80% 2041	2,817	2,951
		623,083
Information technology 0.35%
Analog Devices, Inc. 2.50% 2021	6,990	7,002
Analog Devices, Inc. 3.125% 2023	2,500	2,525
Analog Devices, Inc. 3.50% 2026	10,020	10,063
Apple Inc. 1.55% 2021	12,130	11,885
Apple Inc. 3.35% 2027	14,275	14,604
Apple Inc. 4.25% 2047	3,900	4,018
Blackboard Inc. 9.75% 2021[3]	77	78
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.158% 2021[6,7,8]	596	598
Broadcom Ltd. 3.00% 2022[3]	45,000	45,411
Broadcom Ltd. 3.625% 2024[3]	13,750	13,949
Broadcom Ltd. 3.875% 2027[3]	54,600	55,526
Camelot Finance SA 7.875% 2024[3]	3,520	3,784
Camelot Finance SA, Term Loan, 4.50% 2023[6,7,8]	1,990	2,001
Cisco Systems, Inc. 1.85% 2021	8,500	8,409
Dell Inc. 2.65% 2020	6,750	6,611
First Data Corp. 5.00% 2024[3]	13,525	13,883
First Data Corp. 5.75% 2024[3]	775	807
Harris Corp. 2.70% 2020	1,530	1,549
Harris Corp. 3.832% 2025	815	842
Harris Corp. 4.854% 2035	3,050	3,306
Capital Income Builder — Page 19 of 32

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Harris Corp. 5.054% 2045	$3,360	$3,705
Infor (US), Inc. 5.75% 2020[3]	1,475	1,542
International Business Machines Corp. 3.375% 2023	5,000	5,217
JDA Software Group, Inc. 7.375% 2024[3]	550	576
JDA Software Group, Inc., Term Loan B, (3-month USD-LIBOR + 3.50%) 4.50% 2023[6,7,8]	2,843	2,867
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 5.034% 2023[6,7,8]	1,820	1,829
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 9.284% 2024[6,7,8]	2,800	2,918
Microsoft Corp. 1.55% 2021	3,250	3,188
Microsoft Corp. 2.875% 2024	5,150	5,231
Microsoft Corp. 2.40% 2026	4,000	3,837
Microsoft Corp. 3.30% 2027	33,410	34,368
Microsoft Corp. 3.70% 2046	7,300	6,978
Microsoft Corp. 4.25% 2047	10,500	10,922
National Semiconductor Corp. 6.60% 2017	10,000	10,063
NXP BV and NXP Funding LLC 4.125% 2020[3]	4,000	4,205
NXP BV and NXP Funding LLC 4.125% 2021[3]	6,325	6,633
Oracle Corp. (3-month USD-LIBOR + 0.58%) 1.738% 2019[8]	5,000	5,049
Oracle Corp. 1.90% 2021	16,750	16,595
Oracle Corp. 2.65% 2026	15,000	14,496
Oracle Corp. 4.125% 2045	2,525	2,520
Oracle Corp. 4.00% 2046	5,000	4,894
Solera Holdings, Inc. 10.50% 2024[3]	1,750	2,006
Symantec Corp 5.00% 2025[3]	2,750	2,850
		359,340
Consumer staples 0.34%
Altria Group, Inc. 9.25% 2019	3,834	4,440
Altria Group, Inc. 2.625% 2020	4,340	4,408
Altria Group, Inc. 4.75% 2021	1,500	1,634
Altria Group, Inc. 2.95% 2023	3,800	3,815
Altria Group, Inc. 4.00% 2024	3,000	3,185
Altria Group, Inc. 2.625% 2026	1,375	1,316
Altria Group, Inc. 5.375% 2044	3,375	3,936
Altria Group, Inc. 3.875% 2046	12,390	11,641
Anheuser-Busch InBev NV 6.875% 2019	16,000	17,899
Anheuser-Busch InBev NV 2.65% 2021	3,275	3,318
Anheuser-Busch InBev NV 3.30% 2023	7,140	7,331
Anheuser-Busch InBev NV 3.65% 2026	42,010	43,038
Anheuser-Busch InBev NV 4.90% 2046	4,270	4,683
Kroger Co. 6.40% 2017	31,300	31,741
Molson Coors Brewing Co. 1.45% 2019	1,245	1,230
Molson Coors Brewing Co. 1.90% 2019[3]	855	855
Molson Coors Brewing Co. 2.25% 2020[3]	735	737
Molson Coors Brewing Co. 2.10% 2021	3,325	3,270
Molson Coors Brewing Co. 3.00% 2026	9,770	9,370
Molson Coors Brewing Co. 4.20% 2046	1,705	1,626
Mondelez International, Inc. 1.625% 2019[3]	8,000	7,888
PepsiCo, Inc. 1.70% 2021	3,100	3,045
PepsiCo, Inc. 2.25% 2022	3,000	2,997
PepsiCo, Inc. 2.375% 2026	4,050	3,863
PepsiCo, Inc. 3.45% 2046	2,000	1,825
PepsiCo, Inc. 4.00% 2047	3,500	3,500
Pernod Ricard SA 4.45% 2022[3]	12,500	13,464
Philip Morris International Inc. 2.00% 2020	9,795	9,833
Capital Income Builder — Page 20 of 32

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Philip Morris International Inc. 2.625% 2022	$1,850	$1,867
Philip Morris International Inc. 3.60% 2023	4,545	4,752
Philip Morris International Inc. 3.875% 2042	4,500	4,258
Philip Morris International Inc. 4.25% 2044	6,000	6,032
Reynolds American Inc. 2.30% 2018	2,645	2,660
Reynolds American Inc. 3.25% 2020	7,355	7,586
Reynolds American Inc. 4.00% 2022	4,500	4,769
Reynolds American Inc. 4.45% 2025	29,250	31,246
Reynolds American Inc. 5.70% 2035	2,315	2,657
Reynolds American Inc. 6.15% 2043	1,135	1,384
Reynolds American Inc. 5.85% 2045	25,000	29,645
Walgreens Boots Alliance, Inc. 2.60% 2021	2,225	2,240
Walgreens Boots Alliance, Inc. 3.10% 2023	4,605	4,641
Walgreens Boots Alliance, Inc. 3.45% 2026	2,525	2,488
Walgreens Boots Alliance, Inc. 4.65% 2046	1,250	1,263
WM. Wrigley Jr. Co 2.40% 2018[3]	4,075	4,110
WM. Wrigley Jr. Co 2.90% 2019[3]	2,000	2,039
WM. Wrigley Jr. Co 3.375% 2020[3]	29,685	30,665
		350,190
Industrials 0.32%
3M Co. 1.625% 2021	3,300	3,241
3M Co. 2.25% 2026	7,250	6,885
AerCap Holdings NV 2.75% 2017	3,250	3,251
Airbus Group SE 2.70% 2023[3]	5,335	5,365
Allison Transmission Holdings, Inc. 5.00% 2024[3]	800	817
American Airlines, Inc., 5.50% 2019[3]	3,500	3,675
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[7]	381	407
ARAMARK Corp. 5.125% 2024	3,750	3,966
BNSF Funding Trust I 6.613% 2055	6,700	7,655
Builders FirstSource, Inc. 10.75% 2023[3]	6,025	7,064
Canadian National Railway Co. 5.55% 2018	25,000	26,066
Canadian National Railway Co. 3.20% 2046	2,960	2,649
CEVA Group PLC 7.00% 2021[3]	1,850	1,665
CEVA Group PLC 9.00% 2021[3]	775	597
CEVA Group PLC, Apollo Global Securities LLC LOC, (3-month USD-LIBOR + 5.50%) 6.50% 2021[6,7,8]	515	453
CEVA Logistics Canada, ULC, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 2021[6,7,8]	91	80
CEVA Logistics Holdings BV, Term Loan, (3-month USD-LIBOR + 5.50%) 6.672% 2021[6,7,8]	526	464
CEVA Logistics U.S. Holdings Inc., Term Loan B, (3-month USD-LIBOR + 5.50%) 6.672% 2021[6,7,8]	726	640
CK Hutchison Holdings Ltd. 2.875% 2022[3]	50,000	50,070
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	276	279
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	195	198
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[7]	1,682	1,817
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[7]	4,294	4,578
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[7]	5,952	6,525
Corporate Risk Holdings LLC 9.50% 2019[3]	6,538	6,996
CSX Corp. 3.25% 2027	10,750	10,760
DAE Aviation Holdings, Inc. 10.00% 2023[3]	4,575	5,021
Deck Chassis Acquisition Inc. 10.00% 2023[3]	5,500	6,043
ERAC USA Finance Co. 2.60% 2021[3]	5,250	5,196
ERAC USA Finance Co. 2.70% 2023[3]	3,250	3,142
ERAC USA Finance Co. 4.20% 2046[3]	1,250	1,147
FedEx Corp. 4.40% 2047	1,500	1,482
General Electric Capital Corp. 2.342% 2020	5,984	6,033
Capital Income Builder — Page 21 of 32

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Corp. 5.25% 2017	$12,500	$12,792
HDTFS Inc. 6.75% 2019	4,846	4,840
Honeywell International Inc. 1.85% 2021	19,160	18,874
Honeywell International Inc. 2.50% 2026	7,250	6,949
LMI Aerospace Inc. 7.375% 2019	2,550	2,655
Lockheed Martin Corp. 1.85% 2018	3,370	3,380
Lockheed Martin Corp. 2.50% 2020	10,040	10,166
Lockheed Martin Corp. 3.10% 2023	2,370	2,425
Lockheed Martin Corp. 3.55% 2026	8,820	9,118
Lockheed Martin Corp. 4.50% 2036	2,320	2,500
Lockheed Martin Corp. 4.70% 2046	8,985	9,912
LSC Communications, Inc. 8.75% 2023[3]	1,025	1,061
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[3]	1,250	1,290
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2025[3]	1,250	1,255
R.R. Donnelley & Sons Co. 7.875% 2021	3,475	3,770
Republic Services, Inc. 3.80% 2018	2,500	2,551
Rockwell Collins, Inc. 2.80% 2022	8,430	8,521
Roper Technologies, Inc. 2.80% 2021	1,380	1,389
Roper Technologies, Inc. 3.80% 2026	3,865	3,945
Siemens AG 1.30% 2019[3]	10,500	10,351
Siemens AG 2.70% 2022[3]	10,750	10,866
TransDigm Inc. 5.50% 2020	17,400	17,813
Watco Companies 6.375% 2023[3]	1,735	1,804
		332,454
Materials 0.29%
Air Liquide SA 1.75% 2021[3]	3,515	3,427
Anglo American Capital PLC 3.75% 2022[3]	1,750	1,764
Anglo American Capital PLC 4.75% 2027[3]	1,250	1,296
ArcelorMittal 7.00% 2022	20,500	23,344
ArcelorMittal 6.125% 2025	1,250	1,409
Ball Corp. 4.375% 2020	1,225	1,294
CEMEX SAB de CV 5.70% 2025	7,944	8,321
CEMEX SAB de CV 7.75% 2026	10,190	11,642
Chemours Co. 6.625% 2023	2,400	2,580
Chemours Co. 7.00% 2025	2,790	3,080
Dow Chemical Co. 4.125% 2021	5,300	5,636
Dow Chemical Co. 4.625% 2044	2,500	2,586
Ecolab Inc. 4.35% 2021	1,500	1,628
First Quantum Minerals Ltd. 7.00% 2021[3]	23,782	24,733
First Quantum Minerals Ltd. 7.25% 2022[3]	72,600	75,141
FMG Resources 9.75% 2022[3]	5,500	6,356
Freeport-McMoRan Inc. 6.875% 2023[3]	15,000	15,863
Georgia Gulf Corp. 4.875% 2023	2,500	2,613
LYB International Finance BV 3.50% 2027	11,000	10,896
LYB International Finance BV 4.875% 2044	1,000	1,039
LyondellBasell Industries NV 6.00% 2021	2,700	3,068
Monsanto Co. 2.75% 2021	515	521
Monsanto Co. 4.40% 2044	300	295
Mosaic Co. 4.25% 2023	1,700	1,782
Novelis Corp. 6.25% 2024[3]	900	954
Novelis Corp. 5.875% 2026[3]	1,100	1,133
Olin Corp. 5.125% 2027	7,300	7,619
Owens-Illinois, Inc. 5.875% 2023[3]	4,970	5,327
Capital Income Builder — Page 22 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
Owens-Illinois, Inc. 6.375% 2025[3]	$4,130	$4,499
Platform Specialty Products Corp. 10.375% 2021[3]	4,300	4,800
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	407
Praxair, Inc. 3.00% 2021	5,000	5,161
Rayonier Advanced Materials Inc. 5.50% 2024[3]	2,545	2,348
Reynolds Group Inc. 5.75% 2020	4,000	4,125
Reynolds Group Inc. 6.875% 2021[7]	1,944	2,000
Ryerson Inc. 11.00% 2022[3]	6,851	7,750
SPCM SA 4.875% 2025[3]	2,500	2,534
Summit Materials, Inc. 6.125% 2023	700	737
Vale Overseas Ltd. 6.25% 2026	4,345	4,759
Vale Overseas Ltd. 6.875% 2036	5,435	5,917
Vale Overseas Ltd. 6.875% 2039	26,855	29,037
Vale SA 5.625% 2042	315	302
Yara International ASA 7.875% 2019[3]	2,225	2,471
Zekelman Industries Inc. 9.875% 2023[3]	1,240	1,404
Zekelman Industries Inc., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.906% 2021[6,7,8]	993	1,006
		304,604
Real estate 0.26%
Alexandria Real Estate Equities, Inc. 3.90% 2023	4,800	4,947
Alexandria Real Estate Equities, Inc. 4.30% 2026	2,800	2,911
Alexandria Real Estate Equities, Inc. 3.95% 2028	2,160	2,188
Alexandria Real Estate Equities, Inc. 4.50% 2029	1,205	1,262
American Campus Communities, Inc. 3.35% 2020	7,200	7,354
American Campus Communities, Inc. 3.75% 2023	10,190	10,518
American Campus Communities, Inc. 4.125% 2024	3,000	3,134
Boston Properties, Inc. 3.65% 2026	5,000	5,031
Brandywine Operating Partnership, LP 5.70% 2017	41	41
Brandywine Operating Partnership, LP 3.95% 2023	170	171
Corporate Office Properties LP 3.60% 2023	515	509
Corporate Office Properties LP 5.25% 2024	590	627
Corporate Office Properties LP 5.00% 2025	4,335	4,552
Crown Castle International Corp. 2.25% 2021	4,750	4,659
Crown Castle International Corp. 4.875% 2022	300	327
DCT Industrial Trust Inc. 4.50% 2023	7,400	7,825
DDR Corp. 4.25% 2026	415	415
Developers Diversified Realty Corp. 7.875% 2020	9,000	10,399
EPR Properties 4.50% 2025	7,265	7,351
EPR Properties 4.75% 2026	3,865	3,959
Equinix, Inc. 5.375% 2027	5,900	6,179
Essex Portfolio L.P. 3.625% 2022	410	423
Essex Portfolio L.P. 3.25% 2023	7,845	7,869
Essex Portfolio L.P. 3.875% 2024	2,335	2,407
Gaming and Leisure Properties, Inc. 4.375% 2021[1]	550	578
Gaming and Leisure Properties, Inc. 5.375% 2026[1]	4,330	4,579
Hospitality Properties Trust 6.70% 2018	5,978	6,035
Hospitality Properties Trust 5.00% 2022	5,250	5,617
Hospitality Properties Trust 4.50% 2023	5,980	6,258
Hospitality Properties Trust 4.50% 2025	3,925	3,974
Host Hotels & Resorts LP 4.50% 2026	650	680
Howard Hughes Corp. 5.375% 2025[3]	7,125	7,214
Iron Mountain Inc. 6.00% 2020[3]	6,000	6,292
iStar Financial Inc. 5.00% 2019	8,400	8,515
Capital Income Builder — Page 23 of 32

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 4.30% 2018	$10,000	$10,122
Kimco Realty Corp. 3.40% 2022	870	887
Kimco Realty Corp. 3.80% 2027	12,305	12,415
Realogy Corp. 5.25% 2021[3]	8,375	8,857
Scentre Group 2.375% 2019[3]	3,950	3,959
Scentre Group 2.375% 2021[3]	4,220	4,179
Scentre Group 3.25% 2025[3]	4,155	4,096
Scentre Group 3.50% 2025[3]	9,000	9,086
Scentre Group 3.75% 2027[3]	7,185	7,283
Select Income REIT 4.15% 2022	3,055	3,101
Simon Property Group, LP 2.35% 2022	3,250	3,221
Simon Property Group, LP 3.25% 2026	6,750	6,706
WEA Finance LLC 2.70% 2019[3]	14,415	14,561
WEA Finance LLC 3.25% 2020[3]	22,015	22,497
Westfield Corp. Ltd. 3.15% 2022[3]	11,270	11,360
		267,130
Total corporate bonds & notes		6,704,140
Mortgage-backed obligations 2.98%
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1A1, 3.547% 2034[7,8]	43	43
Bear Stearns ARM Trust, Series 2003-8, Class IIIA, 3.509% 2034[7,8]	881	905
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A1A, 5.71% 2042[7,8]	158	160
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AM, 6.084% 2050[7,8]	4,320	4,398
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.333% 2049[7,8]	5,000	5,102
Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712% 2050[7]	10,155	10,650
Commercial Mortgage Trust, Series 2005-LP5, Class E, 4.787% 2043[3,7,8]	853	852
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[7]	257	284
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[7]	154	169
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[7]	202	218
Fannie Mae 4.50% 2020[7]	323	331
Fannie Mae 6.00% 2021[7]	472	501
Fannie Mae 5.00% 2023[7]	1,140	1,216
Fannie Mae 4.50% 2024[7]	5,786	6,123
Fannie Mae 4.50% 2024[7]	1,405	1,487
Fannie Mae 6.00% 2024[7]	2,256	2,558
Fannie Mae 6.00% 2024[7]	16	18
Fannie Mae 6.00% 2026[7]	7,946	9,006
Fannie Mae 6.00% 2027[7]	11,679	13,237
Fannie Mae 5.50% 2033[7]	332	372
Fannie Mae 3.50% 2035[7]	39,495	41,231
Fannie Mae 6.00% 2036[7]	5,131	5,857
Fannie Mae 6.00% 2036[7]	3,842	4,378
Fannie Mae 6.00% 2036[7]	2,982	3,388
Fannie Mae 6.00% 2036[7]	2,301	2,625
Fannie Mae 6.00% 2036[7]	871	993
Fannie Mae 5.50% 2037[7]	363	407
Fannie Mae 6.50% 2037[7]	1,308	1,503
Fannie Mae 6.50% 2037[7]	315	334
Fannie Mae 6.50% 2037[7]	201	225
Fannie Mae 6.50% 2037[7]	168	178
Fannie Mae 7.00% 2037[7]	3,420	4,027
Fannie Mae 7.00% 2037[7]	220	245
Fannie Mae 7.50% 2037[7]	604	671
Capital Income Builder — Page 24 of 32

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.50% 2037[7]	$277	$309
Fannie Mae 7.50% 2037[7]	118	126
Fannie Mae 5.50% 2038[7]	3,319	3,720
Fannie Mae 5.50% 2038[7]	2,551	2,865
Fannie Mae 5.50% 2038[7]	1,035	1,159
Fannie Mae 5.50% 2038[7]	671	753
Fannie Mae 5.50% 2038[7]	371	413
Fannie Mae 6.00% 2038[7]	1,715	1,966
Fannie Mae 7.00% 2038[7]	72	83
Fannie Mae 5.50% 2039[7]	239	267
Fannie Mae 4.00% 2040[7]	737	784
Fannie Mae 6.00% 2040[7]	12,271	13,909
Fannie Mae 4.00% 2041[7]	1,151	1,224
Fannie Mae 4.00% 2041[7]	686	729
Fannie Mae 4.00% 2041[7]	574	611
Fannie Mae 4.00% 2041[7]	365	389
Fannie Mae 5.00% 2041[7]	11,015	12,077
Fannie Mae 6.00% 2041[7]	8,762	9,984
Fannie Mae 4.00% 2042[7]	27,538	29,254
Fannie Mae 4.00% 2042[7]	15,961	16,964
Fannie Mae 4.00% 2042[7]	5,689	6,050
Fannie Mae 4.00% 2042[7]	3,930	4,175
Fannie Mae 4.00% 2042[7]	2,186	2,322
Fannie Mae 4.00% 2042[7]	1,925	2,048
Fannie Mae 4.50% 2043[7]	5,224	5,632
Fannie Mae 4.00% 2044[7]	13,655	14,447
Fannie Mae 4.00% 2044[7]	7,767	8,235
Fannie Mae 4.00% 2044[7]	7,482	7,932
Fannie Mae 4.00% 2045[7]	104,602	110,300
Fannie Mae 4.00% 2045[7]	86,574	91,290
Fannie Mae 4.00% 2045[7]	19,759	20,950
Fannie Mae 3.00% 2046[7]	78,518	78,524
Fannie Mae 3.50% 2046[7]	2,833	2,930
Fannie Mae 4.00% 2046[7]	114,602	120,844
Fannie Mae 4.00% 2046[7]	55,280	58,621
Fannie Mae 4.00% 2046[7]	34,074	36,134
Fannie Mae 4.00% 2046[7]	27,396	29,052
Fannie Mae 4.00% 2046[7]	25,355	26,842
Fannie Mae 4.00% 2046[7]	23,264	24,670
Fannie Mae 4.00% 2046[7]	19,731	20,890
Fannie Mae 4.00% 2046[7]	13,912	14,730
Fannie Mae 4.00% 2046[7]	7,845	8,319
Fannie Mae 4.00% 2046[7]	7,035	7,448
Fannie Mae 4.00% 2046[7]	5,901	6,248
Fannie Mae 4.00% 2046[7]	5,228	5,544
Fannie Mae 4.00% 2046[7]	941	992
Fannie Mae 4.50% 2046[7]	90,621	97,616
Fannie Mae 4.50% 2046[7]	59,929	64,538
Fannie Mae 4.50% 2046[7]	5,583	6,012
Fannie Mae 4.00% 2047[7,10]	40,000	41,967
Fannie Mae 4.50% 2047[7,10]	174,900	187,854
Fannie Mae 4.50% 2047[7]	6,733	7,251
Fannie Mae 7.00% 2047[7]	59	67
Fannie Mae 3.50% 2056[7]	72,806	74,707
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021[7]	819	842
Capital Income Builder — Page 25 of 32

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2017-M3, Class A2, multifamily 2.569% 2026[7,8]	$10,000	$9,711
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[7]	667	728
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[7]	1,914	1,673
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[7]	1,341	1,195
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[7]	416	372
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[7]	247	221
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 1.271% 2036[7,8]	1,797	1,788
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	83	95
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	85	101
Freddie Mac 5.50% 2023[7]	1,011	1,077
Freddie Mac 5.50% 2027[7]	2,301	2,567
Freddie Mac 3.50% 2034[7]	1,292	1,349
Freddie Mac 3.50% 2035[7]	16,395	17,100
Freddie Mac 3.50% 2035[7]	8,583	8,959
Freddie Mac 3.50% 2035[7]	7,001	7,302
Freddie Mac 3.50% 2035[7]	6,784	7,082
Freddie Mac 3.50% 2035[7]	4,134	4,316
Freddie Mac 3.50% 2035[7]	469	489
Freddie Mac 3.50% 2036[7]	26,330	27,462
Freddie Mac 5.00% 2038[7]	1,777	1,960
Freddie Mac 5.50% 2038[7]	3,282	3,644
Freddie Mac 5.00% 2039[7]	11,939	13,048
Freddie Mac 4.00% 2040[7]	1,839	1,949
Freddie Mac 6.00% 2040[7]	128	145
Freddie Mac 4.50% 2041[7]	19,574	21,139
Freddie Mac 4.50% 2041[7]	823	888
Freddie Mac 5.00% 2041[7]	346	382
Freddie Mac 5.50% 2041[7]	5,887	6,538
Freddie Mac 4.00% 2042[7]	15,960	16,878
Freddie Mac 4.50% 2043[7]	2,120	2,285
Freddie Mac 3.50% 2045[7]	43,591	45,164
Freddie Mac 3.50% 2046[7]	66,838	68,808
Freddie Mac 3.50% 2046[7]	22,467	23,183
Freddie Mac 3.50% 2046[7]	9,300	9,596
Freddie Mac 3.50% 2046[7]	564	577
Freddie Mac 4.00% 2046[7]	37,258	39,408
Freddie Mac 4.00% 2046[7]	20,788	21,987
Freddie Mac 4.00% 2046[7]	18,479	19,545
Freddie Mac 4.00% 2046[7]	4,348	4,599
Freddie Mac 4.00% 2047[7,10]	277,469	291,505
Freddie Mac 4.00% 2047[7,10]	5,000	5,243
Freddie Mac 4.50% 2047[7]	133,874	144,125
Freddie Mac 4.50% 2047[7]	52,501	56,568
Freddie Mac 6.50% 2047[7]	414	463
Freddie Mac Pool #760014 2.984% 2045[7,8]	5,960	6,146
Freddie Mac, Series 2890, Class KT, 4.50% 2019[7]	462	475
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[7]	8,590	8,952
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[7]	18,009	18,111
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[7]	10,110	10,202
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[7]	41,420	41,871
Freddie Mac, Series K024, Class A2, multifamily 2.573% 2022[7]	5,965	6,064
Freddie Mac, Series K718, Class A2, multifamily 2.791% 2022[7]	11,565	11,908
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[7]	3,717	3,770
Freddie Mac, Series K030, Class A2, multifamily 3.25% 2023[7,8]	9,380	9,834
Freddie Mac, Series 2642, Class BL, 3.50% 2023[7]	336	341
Capital Income Builder — Page 26 of 32

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 2626, Class NG, 3.50% 2023[7]	$37	$37
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[7,8]	10,000	10,647
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[7]	43,910	45,304
Freddie Mac, Series K044, Class A2, multifamily 2.811% 2025[7]	41,090	41,655
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026[7]	726	675
Freddie Mac, Series K056, Class A2, multifamily 2.525% 2026[7]	10,000	9,827
Freddie Mac, Series K055, Class A2, multifamily 2.673% 2026[7]	7,000	6,969
Freddie Mac, Series K061, Class A2, multifamily 3.347% 2026[7]	26,430	27,627
Freddie Mac, Series K062, Class A2, multifamily 3.413% 2026[7]	12,435	13,077
Freddie Mac, Series 2122, Class QM, 6.25% 2029[7]	1,690	1,855
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[7]	2,407	2,182
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036[7]	1,382	1,223
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[7]	818	723
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[7]	739	677
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[7]	651	591
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036[7]	412	375
Freddie Mac, Series K063, Class A2, multifamily 3.43% 2050[7]	7,000	7,366
Government National Mortgage Assn. 4.50% 2037[7]	2,362	2,535
Government National Mortgage Assn. 6.00% 2039[7]	3,370	3,844
Government National Mortgage Assn. 6.50% 2039[7]	409	458
Government National Mortgage Assn. 3.50% 2040[7]	336	349
Government National Mortgage Assn. 5.00% 2040[7]	3,112	3,360
Government National Mortgage Assn. 5.50% 2040[7]	4,359	4,898
Government National Mortgage Assn. 4.50% 2041[7]	3,160	3,383
Government National Mortgage Assn. 5.00% 2041[7]	4,025	4,341
Government National Mortgage Assn. 6.50% 2041[7]	1,984	2,255
Government National Mortgage Assn. 4.50% 2043[7]	18,995	20,324
Government National Mortgage Assn. 4.50% 2043[7]	1,979	2,114
Government National Mortgage Assn. 4.50% 2043[7]	1,820	1,944
Government National Mortgage Assn. 4.50% 2044[7]	87	93
Government National Mortgage Assn. 4.50% 2045[7]	73,902	78,947
Government National Mortgage Assn. 4.50% 2045[7]	22,643	24,189
Government National Mortgage Assn. 4.50% 2045[7]	15,758	16,834
Government National Mortgage Assn. 4.50% 2045[7]	12,769	13,641
Government National Mortgage Assn. 4.50% 2045[7]	10,221	10,918
Government National Mortgage Assn. 4.50% 2045[7]	5,949	6,355
Government National Mortgage Assn. 4.50% 2045[7]	1,639	1,751
Government National Mortgage Assn. 4.50% 2045[7]	1,421	1,518
Government National Mortgage Assn. 4.00% 2047[7]	73,002	77,312
Government National Mortgage Assn. 4.00% 2047[7,10]	34,100	35,930
Government National Mortgage Assn. 4.50% 2047[7]	65,467	70,012
Government National Mortgage Assn. 4.50% 2047[7]	39,423	42,160
Government National Mortgage Assn. 4.50% 2047[7,10]	1,000	1,066
Government National Mortgage Assn. 5.85% 2058[7]	235	243
Government National Mortgage Assn. 6.21% 2058[7]	474	479
Government National Mortgage Assn. 6.21% 2058[7]	176	177
Government National Mortgage Assn. 4.571% 2061[7]	2,166	2,234
Government National Mortgage Assn. 4.555% 2062[7]	6,549	6,786
Government National Mortgage Assn. 4.633% 2062[7]	2,674	2,782
Government National Mortgage Assn. 4.792% 2062[7]	3,099	3,212
Government National Mortgage Assn. 4.778% 2064[7]	1,045	1,075
Government National Mortgage Assn. 4.878% 2064[7]	481	496
Government National Mortgage Assn. 4.885% 2064[7]	510	527
Government National Mortgage Assn. 4.885% 2064[7]	500	516
Government National Mortgage Assn. 4.878% 2065[7]	485	500
Capital Income Builder — Page 27 of 32

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035[7]	$1,930	$1,734
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037[7]	1,279	1,129
Government National Mortgage Assn., Series 2003, 6.172% 2058[7]	92	93
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[7]	61	61
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A1A, 5.85% 2051[7,8]	2,385	2,396
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.370% 2045[7,8]	5,335	5,441
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[3,7,8]	1,969	1,980
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[3,7,8]	100	109
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 2026[3,7]	1,458	1,470
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.239% 2026[3,7,11]	935	942
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[3,7,8]	3,839	3,817
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,7,8]	20,392	20,516
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM, 5.591% 2047[7,8]	491	495
		3,088,740
Asset-backed obligations 0.51%
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3,7]	500	501
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[3,7]	12,345	12,531
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,7]	7,500	7,506
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[3,7]	4,010	4,055
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[7]	19,870	19,881
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A3, 1.27% 2019[7]	2,232	2,231
AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.79% 2019[7]	529	529
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.166% 2025[3,7,8]	7,690	7,691
Avant Loans Funding Trust, Series 2016-C, Class A, 2.96% 2019[3,7]	1,213	1,215
Avant Loans Funding Trust, Series 2016-B, Class A, 3.92% 2019[3,7]	1,518	1,523
Avant Loans Funding Trust, Series 2016-A, Class A, 4.11% 2019[3,7]	32	32
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[3,7]	5,090	5,172
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[3,7]	7,225	7,240
Avant Loans Funding Trust, Series 2015-A, Class A, 4.00% 2021[3,7]	326	327
Bank of the West Auto Trust, Series 2014-1, Class A3, 1.09% 2019[3,7]	2,286	2,285
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.160% 2025[3,7,8]	14,395	14,396
Carlyle Global Market Strategies Commodities Fund, Series 2015-1A, Class A, (3-month USD-LIBOR + 1.50%) 2.498% 2020[3,7,8,11]	30,016	19,371
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, (3-month USD-LIBOR + 1.90%) 3.058% 2021[3,7,8,11]	8,131	5,638
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[7]	11,804	11,799
CIFC Funding Ltd., Series 2012-2A, Class A1R, CLO, (3-month USD-LIBOR + 1.35%) 2.45% 2024[3,7,8]	4,693	4,702
Citi Held For Issuance, Series 2015-PM2, Class A, 2.35% 2022[3,7]	416	416
Citi Held For Issuance, Series 2015-PM3, Class A, 2.56% 2022[3,7]	2,269	2,271
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 2025[3,7]	2,780	2,815
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[3,7]	1,150	1,154
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[3,7]	7,100	7,207
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[3,7]	1,500	1,528
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[3,7]	2,395	2,450
CWABS, Inc., Series 2004-15, Class AF6, 4.613% 2035[7]	457	461
CWHEQ Revolving Home Equity Loan Trust, Series 2005-D, Class 2A, FSA insured, (1-month USD-LIBOR + 0.19%) 1.184% 2035[7,8]	124	114
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2A1A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.134% 2036[7,8]	5,776	5,238
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.134% 2037[7,8]	7,586	6,972
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.144% 2037[7,8]	15,867	14,267
Capital Income Builder — Page 28 of 32

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Discover Card Execution Note Trust, Series 2014-A5, Class A, 1.39% 2020[7]	$50,000	$50,023
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[7]	33,755	34,056
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[3,7]	1,187	1,190
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[3,7]	6,684	6,717
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[3,7]	4,797	4,831
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[3,7]	3,500	3,538
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[3,7]	12,000	12,222
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[3,7]	2,890	2,930
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[3,7]	1,365	1,380
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[3,7]	1,510	1,523
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[3,7]	1,925	1,952
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-Libor + .98%) 2.138% 2025[3,7,8]	8,990	8,990
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,7]	6,340	6,340
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[3,7]	2,000	2,044
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[7]	5,329	5,324
Finn Square CLO Ltd., Series 2012-1A, Class A1R, CLO, (3-month USD-LIBOR + 1.21%) 2.207% 2023[3,7,8]	4,668	4,672
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[3,7]	7,000	7,083
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[3,7]	12,500	12,508
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,7]	2,000	1,994
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,7]	21,524	21,483
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 3.52% 2021[3,7]	1,938	1,939
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 1.151% 2037[7,8]	11,344	10,278
MarketPlace Loan Trust, Series 2015-AV1, Class A, 4.00% 2021[3,7,11]	136	136
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A, CLO, (3-month USD-LIBOR + 1.29%) 2.315% 2025[3,7,8]	16,139	16,156
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[3,7]	2,550	2,558
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[7,8]	2,841	2,655
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.142% 2025[3,7,8]	3,485	3,485
Race Point CLO Ltd., Series 2012-7A, Class AR, CLO, (3-month USD-LIBOR + 1.20%) 2.238% 2024[3,7,8]	4,673	4,674
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034[7]	32	32
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[7]	2,342	2,349
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[7]	6,790	6,831
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[7]	10,000	10,069
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[7]	1,855	1,864
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	7,665	7,757
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	7,550	7,666
Sheridan Square CLO Ltd., Series 13-1A, Class A1, 2.208% 2025[3,7,8]	11,425	11,406
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.056% 2023[7,8]	5,000	4,995
SLM Private Credit Student Loan Trust, Series 2013-4, Class A, (1-month USD-LIBOR + 0.55%) 1.541% 2043[7,8]	563	550
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 1.691% 2029[7,8]	480	477
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 99) 2.148% 2025[3,7,8]	6,795	6,795
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.180% 2025[3,7,8]	16,500	16,501
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[3,7]	6,115	6,288
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[3,7]	1,140	1,136
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[3,7]	3,000	3,015
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 2019[7]	18,625	18,608
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[3,7]	2,250	2,277
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[7]	12,044	12,021
		526,836
Capital Income Builder — Page 29 of 32

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.16%	Principal amount (000)	Value (000)
Japan Bank for International Cooperation 2.25% 2020	$23,008	$23,064
Kuwait (Rep of) 3.50% 2027[3]	3,250	3,328
Manitoba (Province of) 3.05% 2024	6,850	7,064
Ontario (Province of) 3.20% 2024	10,000	10,415
Saudi Arabia (Kingdom of) 2.894% 2022[3]	7,750	7,752
Saudi Arabia (Kingdom of) 3.25% 2026[3]	18,000	17,599
Saudi Arabia (Kingdom of) 3.628% 2027[3]	10,000	10,049
United Mexican States 4.15% 2027	4,500	4,633
United Mexican States, Series M, 6.50% 2021	MXN1,520,500	79,263
		163,167
Federal agency bonds & notes 0.13%
CoBank, ACB (3-month USD-LIBOR + 0.60%) 1.731% 2022[3,8]	$3,190	3,184
Fannie Mae 1.25% 2021	30,500	29,819
Fannie Mae 2.125% 2026	37,230	35,990
Freddie Mac 1.00% 2017	14,400	14,397
Freddie Mac 5.50% 2017	50,000	50,694
		134,084
Municipals 0.06% Washington 0.03%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25,000	25,333
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.107% 2018	15,500	15,627
New Jersey 0.01%
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,000	14,831
California 0.00%
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-A, 2.367% 2022	3,875	3,894
		59,685
Total bonds, notes & other debt instruments (cost: $18,293,790,000)		18,525,561
Short-term securities 3.12%
Apple Inc. 0.76%–0.95% due 5/23/2017–7/24/2017[3]	259,700	259,377
Chevron Corp. 0.87% due 5/22/2017[3]	42,600	42,577
Citibank, N.A. 1.22% due 6/1/2017	50,000	50,017
Coca-Cola Co. 0.89% due 6/15/2017[3]	10,400	10,389
Danaher Corp. 0.90% due 5/9/2017	18,100	18,095
Eli Lilly and Co. 0.82% due 5/5/2017[3]	41,400	41,394
ExxonMobil Corp. 0.72%–0.83% due 5/2/2017–5/8/2017	76,400	76,387
Federal Home Loan Bank 0.55%–0.86% due 5/9/2017–7/28/2017	1,299,000	1,297,774
Freddie Mac 0.50% due 5/15/2017	50,000	49,987
General Dynamics Corp. 0.84% due 6/5/2017[3]	50,000	49,954
Johnson & Johnson 0.84% due 5/23/2017–6/12/2017[3]	150,000	149,881
Kaiser Foundation Hospitals 0.95% due 5/1/2017	40,000	39,997
Merck & Co. Inc. 0.83%–0.86% due 5/4/2017–6/9/2017[3]	102,200	102,129
Microsoft Corp. 0.87%–0.88% due 6/15/2017–6/28/2017[3]	65,000	64,913
Paccar Financial Corp. 0.85% due 5/1/2017	35,000	34,998
Capital Income Builder — Page 30 of 32

unaudited
Short-term securities	Principal amount (000)	Value (000)
PepsiCo Inc. 0.67%–0.84% due 5/5/2017–5/23/2017[3]	$180,300	$180,237
Pfizer Inc. 0.87% due 5/15/2017[3]	50,000	49,981
Qualcomm Inc. 0.87% due 6/7/2017[3]	61,000	60,942
U.S. Treasury Bills 0.79%–0.92% due 7/6/2017–10/12/2017	365,400	364,550
United Parcel Service Inc. 0.83% due 5/16/2017[3]	75,000	74,969
Wal-Mart Stores, Inc. 0.81%–0.83% due 5/8/2017–5/22/2017[3]	100,000	99,961
Walt Disney Co. 0.86% due 5/19/2017[3]	59,100	59,072
Wells Fargo Bank, N.A. 1.08% due 5/3/2017	50,000	50,002
Total short-term securities (cost: $3,227,577,000)		3,227,583
Total investment securities 99.46% (cost: $93,491,843,000)		103,049,891
Other assets less liabilities 0.54%		558,122
Net assets 100.00%		$103,608,013
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Capital Income Builder — Page 31 of 32

unaudited
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 4/30/2017 (000)
Purchases (000)	Sales (000)
USD301,476	GBP235,000	Goldman Sachs	5/22/2017	$(3,112)
USD204,752	GBP160,000	Citibank	5/23/2017	(2,633)
USD25,675	GBP20,050	Bank of America, N.A.	5/25/2017	(315)
USD166,442	EUR153,469	Citibank	5/25/2017	(969)
USD14,236	GBP11,125	JPMorgan Chase	5/26/2017	(185)
USD127,602	GBP102,582	JPMorgan Chase	6/12/2017	(5,439)
USD20,703	NZD29,616	Bank of America, N.A.	6/19/2017	396
				$(12,257)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,962,194,000, which represented 2.86% of the net assets of the fund.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $7,204,000, which represented less than .01% of the net assets of the fund.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $41,817,000, which represented .04% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Purchased on a TBA basis.
[11]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $26,087,000, which represented .03% of the net assets of the fund.

Key to abbreviations and symbols
ADR = American Depositary Receipts	Fin. = Finance	MXN = Mexican pesos
Auth. = Authority	G.O. = General Obligation	NZD = New Zealand dollars
CAD = Canadian dollars	GBP = British pounds	Ref. = Refunding
CLO = Collateralized Loan Obligations	HKD = Hong Kong dollars	Rev. = Revenue
EUR/€ = Euros	LIBOR = London Interbank Offered Rate	TBA = To-be-announced
FDR = Fiduciary Depositary Receipts	LOC = Letter of Credit	USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-012-0617O-S54149	Capital Income Builder — Page 32 of 32

.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: June 30, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2017